                                                                       McM Funds
                                                  ------------------------------
                                                                   Annual Report
                                                                   June 30, 1999


                                                     Principal Preservation Fund
                                                  Intermediate Fixed Income Fund
                                                               Fixed Income Fund
                                                                   Balanced Fund
                                                          Equity Investment Fund

Dear Shareholder:

Five years ago we created the McM Funds with a specific goal in mind: serve investors who seek both consistent results over time and lower management fees. We also wanted to bring the McMorgan & Company investment program, previously available to only large institutional investors, to smaller institutional investors and individuals.

Based on the development of the Funds, our investment performance, and the notice we have garnered from various ratings services, I believe we are achieving our goals. In a world flooded with mutual fund alternatives, investors like you have found McM Funds a desirable investment alternative.

In one of our very first reports to investors, we made the following commitment:

      "We will do everything in our power to ensure that our shareholders are never exposed to unnecessary risk, speculative investment, or the latest `investment fad.' The rigorous implementation of our investment approach and dedication to service will remain firm."

The McM Funds are now five years old, and McMorgan & Company, the investment manager of the Funds, celebrated its 30th anniversary in July of this year. With so many years of experience behind us and an outstanding record of service based on the above commitment, there is no reason for us (or you) to change anything now.

Thank you for continuing to place your trust and confidence in us.


Sincerely,


/s/ Terry A. O'Toole
---------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

The U.S. equity market has been bullish for the last few years--inflation remains low as the longest economic expansion in history continues. Investors poured money into large-capitalization stocks at record levels this past year, learning to "buy on dips" when the market declined.

Even with a robust economy and low inflation, the expectation of higher inflation created a rise in interest rates over the past year. This produced a less than stellar year for fixed income investments.

We chose not to speculate in certain high-growth stocks whose earnings were weak in relation to price. Our selection of investments looked to produce the highest level of return while avoiding excessive risk.


                                                                         Outlook

Looking forward, we expect the U.S. economy to slow modestly during the second half of 1999. Factors leading to this slowing include higher interest rates, the lessening impact of year-end bonuses and early income tax refunds, and a decline in refinancing activity. On a longer-term basis, the outlook for the U.S. economy remains favorable.

We do not believe that the expected rise in short-term interest rates will harm the economy, as the market has already accounted for this by repricing the yield curve. The environment continues to be favorable for the capital markets. As we move further into 1999 and the new century, the returns from bonds and stocks should remain positive in the absence of a significant rise in interest rates or unexpected political or financial shocks.

The McM portfolios continue to be structured for long-term investment. Over the past three and five years, our portfolios have performed well, and we look forward to the future.

--------------------
To be preceded or accompanied by a prospectus. Past performance does not guarantee future results. Shares, when redeemed, may be more or less than their original cost. All benchmarks are unmanaged indices not available for investment. As of January 1, 1999 the McM Funds are distributed by First Data Distributors Inc. 4400 Computer Drive, Westborough, MA 01581. DFU 8/99.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize maximum current income, consistent with preservation of capital. U.S. Government issues represent 42% of the portfolio. The 7-day and 30-day average yields as of June 30, 1999 were 4.47% and 4.56%, respectively.


Diversification                    Credit Quality          Maturity
---------------                    --------------          --------
Certificates of Deposit  3%        A-1/P-1     42%         1-15 days    31%

Repurchase Agreements   16%        Government  58%         16-30 days   27%

Commercial Paper        39%                                31-90 days   25%

Government              42%                                91+ days     17%



Average Annual Return (%)         Current     One       Three        Since
                                   Yield      Year      Years      Inception
                                  -------     ----      -----      ---------
McM Principal Preservation Fund     4.58      4.97       5.21        5.26

--------------------------------------------------------------------------------
                           Principal Preservation Fund
                          July 13, 1994 Inception Date
                          June 30, 1998 - June 30, 1999

                             7-Day Average Yield (%)

 3/13/95    5.70            3/11/96    4.93               3/14/97    5.13
 3/20/95    5.80            3/18/96    4.94               3/21/97    5.14
 3/27/95    5.80            3/25/96    4.93               3/27/97    5.16
 4/03/95    5.80            4/01/96    4.94               4/04/97    5.18
 4/10/95    5.80            4/08/96    4.91               4/11/97    5.17
 4/17/95    5.80            4/15/96    4.91               4/18/97    5.19
 4/24/95    5.74            4/22/96    4.90               4/25/97    5.17
 5/01/95    5.74            4/29/96    4.92               5/02/97    5.18
 5/08/95    5.74            5/06/96    4.92               5/09/97    5.21
 5/15/95    5.74            5/13/96    4.94               5/16/97    5.23
 5/21/95    5.74            5/20/96    4.98               5/30/97    5.25
 5/30/95    5.74            5/28/96    4.98               6/06/97    5.26
 6/05/95    5.69            6/03/96    4.96               6/13/97    5.27
 6/12/95    5.71            6/10/96    4.97               6/20/97    5.31
 6/19/95    5.71            6/17/96    4.98               6/30/97    5.29
 6/26/95    5.71            6/24/96    5.03               7/08/97    5.27
 7/03/95    5.64            7/01/96    5.04               7/17/97    5.30
 7/10/95    5.61            7/08/96    5.04               7/28/97    5.32
 7/17/95    5.61            7/22/96    5.01               8/06/97    5.33
 7/24/95    5.60            7/29/96    5.01               8/14/97    5.31
 7/31/95    5.62            8/05/96    5.05               8/25/97    5.32
 8/07/95    5.60            8/12/96    5.02               9/04/97    5.30
 8/14/95    5.58            8/20/96    5.01               9/15/97    5.33
 8/21/95    5.58            8/26/96    5.03               9/24/97    5.31
 8/28/95    5.57            9/03/96    5.06              10/02/97    5.31
 9/05/95    5.53            9/10/96    5.03              10/14/97    5.28
 9/11/95    5.54            9/16/96    5.05              10/23/97    5.30
 9/18/95    5.47            9/23/96    5.04              11/03/97    5.43
 9/25/95    5.48            9/30/96    5.04              11/12/97    5.29
10/02/95    5.36           10/07/96    5.04              12/12/97    5.30
10/09/95    5.44           10/15/96    5.03              12/24/97    5.34
10/16/95    0.05           10/28/96    5.02              12/31/97    5.39
10/23/95    0.05           10/28/96    5.01               1/31/98    5.31
10/30/95    5.41           11/15/96    5.06               2/27/98    5.29
11/06/95    5.40           11/22/96    5.06               3/31/98    5.26
11/27/96    5.40           11/29/96    5.03               4/30/98    5.23
12/04/96    5.35           12/09/96    5.02               5/31/98    5.23
12/11/96    5.36           12/13/96    5.01               6/30/98    5.22
12/18/96    5.34           12/20/96    5.05               7/31/98    5.25
12/26/96    5.35           12/27/96    5.05               8/31/98    5.25
 1/02/96    5.27            1/03/97    5.18               9/30/98    5.14
 1/09/96    5.29            1/10/97    5.18              10/31/98    5.08
 1/15/96    5.28            1/17/97    5.19              11/30/98    4.96
 1/22/96    5.26            1/24/97    5.22              12/31/98    4.82
 1/29/96    5.24            1/31/97    5.20               1/31/99    4.69
 2/05/96    5.11            2/07/97    5.16               2/28/99    4.63
 2/12/96    5.10            2/14/97    5.16               3/31/99    4.59
 2/20/96    5.02            2/21/97    5.15               4/30/99    4.59
 2/26/96    4.99            2/28/97    5.05               5/31/99    4.55
 3/04/96    5.00            3/07/97    5.14               6/30/99    4.57

              Past performance does not guarantee future results.

--------------------------------------------------------------------------------


An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and AAA-rated bonds represent 64% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund's weighted average maturity of 5.1 years seeks to limit sensitivity to interest rate changes.

                                                           NASDAQ Symbol:  MCMNX


Diversification                  Bond Quality                Maturity
---------------                  ----------------            ----------------
Asset Backed/Other   1%          BAA           7%            1-5 years    54%

Government          26%          AAA          38%            5-10 years   40%

Corporate           35%          AA           11%            10+ years     6%

Mortgage            38%          A            18%

                                 Government   26%



Average Annual Returns (%)                             One     Three     Since
                                                      Year     Years   Inception
                                                      ----     -----   ---------
McM Intermediate Fixed Income Fund                    3.25     6.33      6.60

Lehman Brothers Intermediate Govt./Corp. Index        4.18     6.63      6.94

--------------------------------------------------------------------------------

                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date


                      McM                Lehman
                  Intermediate        Intermediate
                      Fund                Fund
                  -----------         ------------
 7/31/94             $10,050            $10,074
 8/31/94             $10,046            $10,105
 9/30/94             $ 9,969            $10,012
10/31/94             $ 9,965            $10,011
11/30/94             $ 9,921            $ 9,966
12/31/94             $ 9,957            $10,001
 1/31/95             $10,122            $10,170
 2/28/95             $10,350            $10,381
 3/31/95             $10,398            $10,440
 4/30/95             $10,518            $10,568
 5/31/95             $10,849            $10,887
 6/30/95             $10,918            $10,960
 7/31/95             $10,914            $10,961
 8/31/95             $11,003            $11,061
 9/30/95             $11,078            $11,141
10/31/95             $11,210            $11,264
11/30/95             $11,344            $11,412
12/31/95             $11,445            $11,532
 1/31/96             $11,540            $11,631
 2/29/96             $11,401            $11,495
 3/31/96             $11,340            $11,436
 4/30/96             $11,320            $11,396
 5/31/96             $11,302            $11,387
 6/30/96             $11,420            $11,508
 7/31/96             $11,461            $11,542
 8/31/96             $11,463            $11,552
 9/30/96             $11,617            $11,712
10/31/96             $11,828            $11,920
11/30/96             $11,983            $12,077
12/31/96             $11,916            $12,000
 1/31/97             $11,957            $12,046
 2/28/97             $11,965            $12,069
 3/31/97             $11,880            $11,986
 4/30/97             $12,018            $12,126
 5/31/97             $12,123            $12,227
 6/30/97             $12,236            $12,338
 7/31/97             $12,507            $12,589
 8/31/97             $12,431            $12,526
 9/30/97             $12,582            $12,671
10/31/97             $12,760            $12,812
11/30/97             $12,744            $12,840
12/31/97             $12,859            $12,942
 1/30/98             $13,033            $13,112
 2/27/98             $13,016            $13,102
 3/31/98             $13,051            $13,143
 4/30/98             $13,106            $13,209
 5/31/98             $13,218            $13,306
 6/30/98             $13,300            $13,391
 7/31/98             $13,335            $13,438
 8/31/98             $13,586            $13,649
 9/30/98             $13,874            $13,991
10/31/98             $13,790            $13,977
11/30/98             $13,822            $13,976
12/31/98             $13,865            $14,032
 1/31/99             $13,936            $14,109
 2/28/99             $13,731            $13,901
 3/31/99             $13,869            $14,006
 4/30/99             $13,874            $14,049
 5/31/99             $13,750            $13,941
 6/30/99             $13,734            $13,951

              Past performance does not guarantee future results.

--------------------------------------------------------------------------------

The chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "AAA" refer to individual bonds and not to the fund.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 6.9 years, 1.8 years longer than the Intermediate Fixed Income Fund.

                                                           NASDAQ Symbol:  MCMFX


Diversification                  Bond Quality                Maturity
---------------                  ----------------            ----------------
Government          16%          BAA          14%            1-5 years    15%

Corporate           40%          AAA          41%            5-10 years   82%

Mortgage            44%          AA           13%            10+ years     3%

                                 A            16%

                                 Government   16%



Average Annual Returns (%)                   One        Three        Since
                                            Year        Years      Inception
                                            ----        -----      ---------
McM Fixed Income Fund                       2.34        6.87         7.29

Lehman Brothers Aggregate Index             3.13        7.23         7.70

--------------------------------------------------------------------------------
                                Fixed Income Fund
                          July 14, 1994 Inception Date

                         Fixed              Lehman Brothers
                      Income Fund           Aggregate Index
                      -----------           ---------------
 7/31/94                 $10,070                 $10,114
 8/31/94                 $10,097                 $10,126
 9/30/94                 $ 9,937                 $ 9,977
10/31/94                 $ 9,911                 $ 9,968
11/30/94                 $ 9,855                 $ 9,946
12/31/94                 $ 9,926                 $10,015
 1/31/95                 $10,114                 $10,213
 2/28/95                 $10,384                 $10,456
 3/31/95                 $10,460                 $10,520
 4/30/95                 $10,604                 $10,667
 5/31/95                 $11,060                 $11,080
 6/30/95                 $11,155                 $11,161
 7/31/95                 $11,112                 $11,137
 8/31/95                 $11,257                 $11,271
 9/30/95                 $11,364                 $11,381
10/31/95                 $11,533                 $11,529
11/30/95                 $11,716                 $11,702
12/31/95                 $11,841                 $11,865
 1/31/96                 $11,929                 $11,944
 2/29/96                 $11,688                 $11,736
 3/31/96                 $11,587                 $11,654
 4/30/96                 $11,485                 $11,588
 5/31/96                 $11,460                 $11,565
 6/30/96                 $11,618                 $11,720
 7/31/96                 $11,629                 $11,752
 8/31/96                 $11,605                 $11,732
 9/30/96                 $11,820                 $11,936
10/31/96                 $12,104                 $12,201
11/30/96                 $12,335                 $12,410
12/31/96                 $12,202                 $12,294
 1/31/97                 $12,225                 $12,332
 2/28/97                 $12,238                 $12,363
 3/31/97                 $12,085                 $12,226
 4/30/97                 $12,263                 $12,409
 5/31/97                 $12,373                 $12,527
 6/30/97                 $12,516                 $12,676
 7/31/97                 $12,912                 $13,019
 8/31/97                 $12,757                 $12,908
 9/30/97                 $12,965                 $13,099
10/31/97                 $13,181                 $13,289
11/30/97                 $13,212                 $13,350
12/31/97                 $13,364                 $13,485
 1/30/98                 $13,573                 $13,657
 2/27/98                 $13,516                 $13,647
 3/31/98                 $13,562                 $13,693
 4/30/98                 $13,619                 $13,764
 5/31/98                 $13,747                 $13,895
 6/30/98                 $13,857                 $14,013
 7/31/98                 $13,866                 $14,042
 8/31/98                 $14,171                 $14,271
 9/30/98                 $14,568                 $14,605
10/31/98                 $14,385                 $14,528
11/30/98                 $14,446                 $14,611
12/31/98                 $14,503                 $14,655
 1/31/99                 $14,568                 $14,759
 2/28/99                 $14,248                 $14,500
 3/31/99                 $14,417                 $14,580
 4/30/99                 $14,400                 $14,627
 5/31/99                 $14,221                 $14,498
 6/30/99                 $14,179                 $14,452

              Past performance does not guarantee future results.

--------------------------------------------------------------------------------

The chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "AAA" refer to individual bonds and not to the fund.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund and bonds about 40%. The common stock portion is well diversified among 100 companies that represent all economic sectors. The Fund's bond portion is 67% U.S. Government and AAA-rated securities with a weighted average maturity of 6.6 years.

                                                           NASDAQ Symbol:  MCMBX


Asset Allocation                 Fixed Income Quality
----------------                 --------------------
Cash                 1%          BAA              11%

Bonds               39%          AAA              32%

Stocks              60%          AA                7%

                                 A                15%

                                 Government       35%



Average Annual Returns (%)            One     Three    Since
                                     Year     Years  Inception
                                     ----     -----  ---------
McM Balanced Fund                    14.60    19.94    18.94

Lehman Brothers Aggregate Index       3.13     7.23     7.70

Standard & Poor's 500                22.70    29.10    27.54




Ten Largest Equity Holdings (%)

Intel Corp.                      4.0

General Electric Co.             3.9

Chase Manhattan Corp.            3.4

Federal Natl. Mortgage Assn.     3.1

Tyco Intl. Ltd.                  3.0

Citigroup Inc.                   2.6

Compaq Computer Corp.            2.3

International Business Machines  2.2

Bank of America Corp.            2.1

Lucent Technologies Inc.         2.0
                                ----
                                28.6

--------------------------------------------------------------------------------

                                  Balanced Fund
                          July 14, 1994 Inception Date

                 McM          Lehman
              Balanced      Aggregate
                Fund        Bond Index      S&P 500
                ----        ----------      -------
 7/31/94       $10,070       $10,114        $10,110
 8/31/94       $10,300       $10,126        $10,521
 9/30/94       $10,081       $ 9,977        $10,268
10/31/94       $10,152       $ 9,968        $10,503
11/30/94       $ 9,961       $ 9,946        $10,118
12/31/94       $10,078       $10,015        $10,265
 1/31/95       $10,282       $10,213        $10,532
 2/28/95       $10,608       $10,456        $10,941
 3/31/95       $10,767       $10,520        $11,265
 4/30/95       $11,054       $10,667        $11,595
 5/31/95       $11,514       $11,080        $12,054
 6/30/95       $11,731       $11,161        $12,337
 7/31/95       $11,937       $11,137        $12,749
 8/31/95       $12,020       $11,271        $12,780
 9/30/95       $12,389       $11,381        $13,317
10/31/95       $12,410       $11,529        $13,270
11/30/95       $12,806       $11,702        $13,854
12/31/95       $12,971       $11,865        $14,113
 1/31/96       $13,311       $11,944        $14,598
 2/29/96       $13,311       $11,736        $14,739
 3/31/96       $13,315       $11,654        $14,880
 4/30/96       $13,411       $11,588        $15,099
 5/31/96       $13,592       $11,565        $15,488
 6/30/96       $13,709       $11,720        $15,552
 7/31/96       $13,407       $11,752        $14,858
 8/31/96       $13,525       $11,732        $15,173
 9/30/96       $14,075       $11,936        $16,027
10/31/96       $14,509       $12,201        $16,468
11/30/96       $15,343       $12,410        $17,718
12/31/96       $15,079       $12,294        $17,376
 1/31/97       $15,714       $12,332        $18,455
 2/28/97       $15,736       $12,363        $18,603
 3/31/97       $15,324       $12,226        $17,829
 4/30/97       $15,918       $12,409        $18,893
 5/31/97       $16,511       $12,527        $20,053
 6/30/97       $16,951       $12,676        $20,946
 7/31/97       $18,158       $13,019        $22,611
 8/31/97       $17,582       $12,908        $21,356
 9/30/97       $18,298       $13,099        $22,520
10/31/97       $18,063       $13,289        $21,779
11/30/97       $18,464       $13,350        $22,779
12/31/97       $18,645       $13,485        $23,161
 1/30/98       $18,960       $13,657        $23,423
 2/27/98       $19,647       $13,647        $25,107
 3/31/98       $20,093       $13,693        $26,395
 4/30/98       $20,354       $13,764        $26,670
 5/31/98       $20,173       $13,895        $26,206
 6/30/98       $20,639       $14,013        $27,270
 7/31/98       $20,661       $14,042        $26,981
 8/31/98       $19,147       $14,271        $23,085
 9/30/98       $20,097       $14,605        $24,571
10/31/98       $21,025       $14,528        $26,559
11/30/98       $21,875       $14,611        $28,169
12/31/98       $22,494       $14,655        $29,808
 1/31/99       $22,934       $14,759        $31,042
 2/28/99       $22,308       $14,500        $30,077
 3/31/99       $22,674       $14,580        $31,286
 4/30/99       $23,268       $14,627        $32,478
 5/31/99       $22,896       $14,498        $31,728
 6/30/99       $23,652       $14,452        $33,463

              Past performance does not guarantee future results.

--------------------------------------------------------------------------------

The chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "AAA" refer to individual bonds and not to the fund.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 99 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted as compared to the Standard & Poor's 500 Stock Index.

                                                           NASDAQ Symbol:  MCMEX



Ten Largest Holdings (%)                  Portfolio Characteristics

Intel Corp.                     4.0       Price/Earnings Ratio           36.44

General Electric Co.            3.8       Beta                            0.97

Chase Manhattan Corp.           3.4       Avg. Market Capitalization    $91.2B

Federal Natl. Mortgage Assn.    3.1       Total Number of Stocks            99

Tyco Intl. Ltd.                 2.9

Citigroup Inc.                  2.6       Average Annual Returns (%)

Compaq Computer Corp.           2.3                      McM Equity    S&P 500
                                                         ----------    -------
Intl. Business Machines         2.2       One Year          21.70       22.70

Bank of America Corp.           2.1       Three Years       28.65       29.10

Lucent Technologies Inc.        1.9       Since Inception   26.99       27.54
                               ----
                               28.3


Sector Weightings (%)

Financial Services                17.3
Technology                        15.4
Utilities                         12.2
Health-Care                       11.9
Capital Goods                     10.5
Energy                             9.1
Consumer Non-Durables              6.5
Retail                             5.7
Raw Materials                      3.3
Consumer Services                  2.0
Consumer Durables                  1.8
Transportation                     1.6
Shelter                            1.2
Business Equip. & Services         0.8
Multi-Industry                     0.7
                                 -----
                                 100.0

--------------------------------------------------------------------------------

                             Equity Investment Fund
                          July 14, 1994 Inception Date

                    Equity          Standard & Poor's
               Investment Fund          500 Index
               ---------------      -----------------
 7/31/94             10,040               10,110
 8/31/94             10,440               10,521
 9/30/94             10,160               10,268
10/31/94             10,320               10,503
11/30/94              9,989               10,118
12/31/94             10,124               10,265
 1/31/95             10,315               10,532
 2/28/95             10,709               10,941
 3/31/95             10,965               11,265
 4/30/95             11,371               11,595
 5/31/95             11,786               12,054
 6/30/95             12,155               12,337
 7/31/95             12,532               12,749
 8/31/95             12,552               12,780
 9/30/95             13,094               13,317
10/31/95             13,002               13,270
11/30/95             13,543               13,854
12/31/95             13,761               14,113
 1/31/96             14,276               14,598
 2/29/96             14,513               14,739
 3/31/96             14,613               14,880
 4/30/96             14,913               15,099
 5/31/96             15,294               15,488
 6/30/96             15,380               15,552
 7/31/96             14,779               14,858
 8/31/96             15,058               15,173
 9/30/96             15,891               16,027
10/31/96             16,452               16,468
11/30/96             17,814               17,718
12/31/96             17,449               17,376
 1/31/97             18,629               18,455
 2/28/97             18,629               18,603
 3/31/97             17,978               17,829
 4/30/97             18,952               18,893
 5/31/97             20,021               20,053
 6/30/97             20,713               20,946
 7/31/97             22,837               22,611
 8/31/97             21,880               21,356
 9/30/97             23,092               22,520
10/31/97             22,323               21,779
11/30/97             23,156               22,779
12/31/97             23,352               23,161
 1/30/98             23,733               23,423
 2/27/98             25,238               25,107
 3/31/98             26,131               26,395
 4/30/98             26,630               26,670
 5/31/98             26,079               26,206
 6/30/98             26,906               27,270
 7/31/98             26,916               26,981
 8/31/98             23,342               23,085
 9/30/98             24,815               24,571
10/31/98             26,862               26,559
11/30/98             28,600               28,169
12/31/98             29,841               29,808
 1/31/99             30,668               31,042
 2/28/99             29,702               30,077
 3/31/99             30,331               31,286
 4/30/99             31,687               32,478
 5/31/99             31,054               31,728
 6/30/99             32,752               33,463

              Past performance does not guarantee future results.

--------------------------------------------------------------------------------

            The chart reflects a hypothetical investment of $10,000
               with reinvestment of dividends and capital gains.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Principal Preservation Fund


                                                                   Principal
                                                                     Amount          Value
FIXED INCOME SECURITIES                                          -------------   -------------
U.S. Government Agency Notes - 90.62%
Fannie Mae - 17.29%
 4.88%, 07/01/99 .............................................    $ 5,000,000     $ 5,000,000
 4.90%, 07/21/99 .............................................      2,000,000       1,994,800
 4.86%, 08/12/99 .............................................      1,000,000         994,587
 4.82%, 09/09/99 .............................................      1,000,000         991,036
 4.88%, 10/01/99 .............................................      1,000,000         988,065
 4.89%, 10/08/99 .............................................      2,000,000       1,974,095
 4.83%, 01/11/00 .............................................      1,000,000       1,000,000
 5.12%, 05/12/00 .............................................      2,100,000       2,096,144
                                                                                  -----------
                                                                                   15,038,727
                                                                                  -----------
Federal Home Loan Bank - 34.38%
 4.87%, 07/01/99 .............................................     18,000,000      18,000,000
 4.93%, 07/09/99 .............................................      2,000,000       1,997,853
 4.77%, 09/16/99 .............................................      1,000,000         990,268
 4.69%, 11/24/99 .............................................      2,000,000       1,964,149
 4.88%, 12/02/99 .............................................      1,000,000         980,194
 5.00%, 02/24/00 .............................................      1,000,000         999,683
 5.30%, 03/16/00 .............................................      1,000,000         963,884
 5.13%, 03/16/00 .............................................      2,000,000       1,998,345
 5.08%, 04/28/00 .............................................      2,000,000       1,994,447
                                                                                  -----------
                                                                                   29,888,823
                                                                                  -----------
Freddie Mac - 6.79%
 4.97%, 09/02/99 .............................................      2,000,000       1,983,270
 4.90%, 09/09/99 .............................................      1,000,000         990,803
 4.93%, 11/19/99 .............................................      1,000,000         981,474
 5.14%, 01/21/00 .............................................      2,000,000       1,946,393
                                                                                  -----------
                                                                                    5,901,940
                                                                                  -----------
Sallie Mae - 32.16%
 4.68%, 07/12/99 .............................................     28,000,000      27,957,735
                                                                                  -----------

TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $78,787,225).........                     78,787,225
                                                                                  -----------
CERTIFICATES OF DEPOSITS - 2.88%
Imperial Bank ................................................
 5.05%, 08/17/99 .............................................      2,500,000       2,500,000
                                                                                  -----------

TOTAL CERTIFICATES OF DEPOSIT (Cost-$2,500,000) ..............                      2,500,000
                                                                                  -----------
COMMERCIAL PAPER - 26.32%
AT & T Corp.
 4.88%, 07/27/99 .............................................      2,000,000       1,993,139
 4.92%, 08/09/99 .............................................      2,000,000       1,989,318
Disney (Walt) Co.
 4.77%, 07/12/99 .............................................      2,000,000       1,997,103
Dupont (EI) de Nemours & Co.
 5.09%, 09/17/99 .............................................      2,000,000       1,978,550
Eastman Kodak Co.
 4.86%, 07/20/99 .............................................      2,000,000       1,994,965
Ford Motor Credit Corp.
 4.81%, 07/19/99 .............................................      2,000,000       1,995,270



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Principal Preservation Fund (continued)

                                                                  Principal
                                                                    Amount            Value
FIXED INCOME SECURITIES - (continued)                           -------------   ----------------
General Electric Capital Corp. ..............................
 4.91%, 07/15/99 ............................................    $1,000,000      $     998,145
 5.06%, 10/25/99 ............................................     1,000,000            984,469
Goldman Sachs & Co. .........................................
 4.88%, 08/24/99 ............................................     2,000,000          1,985,540
Merrill Lynch & Co., Inc. ...................................
 4.91%, 07/30/99 ............................................     2,000,000          1,992,267
Morgan Stanley Dean Witter Discover & Co.
 4.91%, 07/15/99 ............................................     1,000,000            998,145
 4.82%, 09/07/99 ............................................     2,000,000          1,981,678
Motorola, Inc.
 4.89%, 07/16/99 ............................................     2,000,000          1,996,042
                                                                                 -------------
TOTAL COMMERCIAL PAPER (Cost $22,884,631)....................                       22,884,631
                                                                                 -------------
TOTAL INVESTMENTS * - 119.82% (Cost-$104,171,856) ...........                      104,171,856
                                                                                 -------------
CASH AND OTHER ASSETS NET OF LIABILITIES - (19.82%) .........                      (17,231,699)
                                                                                 -------------
NET ASSETS - 100.00% ........................................                    $  86,940,157
                                                                                 =============

* At June 30, 1999, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund

                                                             Principal
                                                               Amount          Value
                                                           -------------   -------------
FIXED INCOME SECURITIES - 97.09%
Asset Backed Securities - 1.30%
Capital Equipment Receivables Trust
 6.57%, 03/15/01 .......................................    $1,000,000      $1,003,890
Olympic Automobile Receivables Trust 1994-B A2
 6.25%, 11/15/04 .......................................     1,000,000         989,300
                                                                            ----------
TOTAL ASSET BACKED SECURITIES (Cost $1,992,387).........                     1,993,190
                                                                            ----------
Corporate Bonds - 33.39%
Bank & Insurance - 4.61%
BankAmerica Corp.
 6.85%, 03/01/03 .......................................     1,500,000       1,513,125
 6.38%, 05/15/05 .......................................     1,500,000       1,473,750
Travelers Property Casualty Corp.
 6.88%, 12/15/03 .......................................     1,250,000       1,262,500
 7.20%, 02/01/04 .......................................     1,155,000       1,178,100
U.S. Bancorp
 6.75%, 10/15/05 .......................................     1,650,000       1,635,562
                                                                            ----------
                                                                             7,063,037
                                                                            ----------
Financial Services - 20.34%
American General Finance Corp.
 6.20%, 03/15/03 .......................................     2,000,000       1,975,000
 5.75%, 11/01/03 .......................................     1,500,000       1,451,250
Associates Corp. of North America
 6.38%, 07/15/02 .......................................       400,000         400,000
 6.38%, 10/15/02 .......................................       330,000         330,000
 5.50%, 02/15/04 .......................................       225,000         215,438
 6.10%, 01/15/05 .......................................       700,000         679,000
 7.55%, 07/17/06 .......................................     3,000,000       3,120,000
Beneficial Corp.
 8.10%, 11/09/99 .......................................       425,000         428,634
 6.85%, 06/17/02 .......................................       325,000         328,250
Citigroup, Inc.
 9.50%, 03/01/02 .......................................       500,000         537,346
Finova Capital Corp.
 7.13%, 05/01/02 .......................................     1,025,000       1,042,938
 6.12%, 05/28/02 .......................................       425,000         421,281
 6.50%, 07/28/02 .......................................       700,000         700,000
 6.20%, 03/01/04 .......................................       875,000         853,125
 6.38%, 05/15/05 .......................................       700,000         673,995
Ford Motor Credit Corp.
 6.55%, 09/10/02 .......................................     2,000,000       2,005,000
 6.63%, 06/30/03 .......................................     1,000,000       1,001,250
General Motors Acceptance Corp.
 5.91%, 03/11/02 .......................................     2,000,000       1,975,000
 7.13%, 05/01/03 .......................................       300,000         304,500
 7.25%, 05/15/03 .......................................     1,100,000       1,120,625
 6.75%, 10/06/03 .......................................     1,700,000       1,702,125
 5.75%, 11/10/03 .......................................     1,200,000       1,156,500
 6.63%, 10/15/05 .......................................        50,000          49,188

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                      Principal
                                                       Amount          Value
                                                    ------------   -------------
FIXED INCOME SECURITIES - (continued)
Household Finance Corp.
 6.75%, 06/01/00 ................................    $  650,000     $   653,887
 6.96%, 09/04/01 ................................       175,000         176,969
 6.70%, 06/15/02 ................................       500,000         503,125
Lehman Brothers, Inc.
 6.13%, 02/01/01 ................................       800,000         793,000
Merrill Lynch & Co., Inc.
 6.00%, 11/15/04 ................................       800,000         781,000
Morgan Stanley Dean Witter Discover & Co.
 5.63%, 01/20/04 ................................       995,000         958,931
 6.88%, 03/01/07 ................................       575,000         574,281
Norwest Corp.
 5.75%, 02/01/03 ................................     2,500,000       2,437,500
Sears Roebuck Acceptance Corp.
 6.73%, 08/29/00 ................................     1,000,000       1,008,970
 6.92%, 10/03/02 ................................       225,000         227,812
Transamerica Financial Corp.
 7.51%, 04/15/02 ................................       150,000         154,125
 6.38%, 06/10/02 ................................       400,000         399,500
                                                                    -----------
                                                                     31,139,545
                                                                    -----------
Industrial - 8.44%
Enron Corp.
 6.45%, 11/15/01 ................................     2,000,000       2,002,500
MCI Worldcom, Inc.
 6.40%, 08/15/05 ................................     1,925,000       1,879,281
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ................................     1,150,000       1,173,000
 7.25%, 01/15/03 ................................       800,000         812,000
 6.80%, 12/01/03 ................................       645,000         643,388
Raytheon Co.
 6.45%, 08/15/02 ................................     2,000,000       2,000,000
TCI Communications, Inc.
 6.38%, 05/01/03 ................................     2,500,000       2,481,250
Transcontinental Gas Pipeline
 6.13%, 01/15/05 ................................     2,000,000       1,927,500
                                                                    -----------
                                                                     12,918,919
                                                                    -----------
TOTAL CORPORATE BONDS (Cost $51,868,649).........                    51,121,501
                                                                    -----------
U.S. Government Agency Obligations - 23.85%
Federal Farm Credit Bank - 0.40%
 6.34%, 02/07/02 ................................       615,000         620,799
                                                                    -----------
Federal Home Loan Bank - 1.78%
 6.08%, 12/23/02 ................................       500,000         501,925
 5.13%, 09/15/03 ................................     1,000,000         964,210
 5.77%, 02/03/04 ................................       840,000         828,005
 7.70%, 09/20/04 ................................       400,000         427,084
                                                                    -----------
                                                                      2,721,224
                                                                    -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                         Principal
                                                                          Amount          Value
                                                                       ------------   -------------
FIXED INCOME SECURITIES - (continued)
Fannie Mae - 13.59%
 6.45%, 04/23/01 ...................................................    $  150,000     $   151,611
 7.55%, 04/22/02 ...................................................     1,500,000       1,561,425
 5.13%, 02/13/04 ...................................................     9,658,000       9,283,270
 5.75%, 06/15/05 ...................................................     6,915,000       6,791,982
 7.12%, 07/03/06 ...................................................     2,905,000       3,013,937
                                                                                       -----------
                                                                                        20,802,225
                                                                                       -----------
Freddie Mac - 1.53%
 5.63%, 01/10/03 ...................................................       200,000         197,426
 5.99%, 12/01/03 ...................................................     1,650,000       1,641,701
 6.64%, 03/10/04 ...................................................       500,000         509,895
                                                                                       -----------
                                                                                         2,349,022
                                                                                       -----------
Financing Corp. Coupon Strip - 0.21%
 0.00%, 04/06/02* ..................................................       375,000         317,531
                                                                                       -----------
Guaranteed Export Trust - 0.98%
 6.13%, 06/15/04 ...................................................       294,118         288,710
 6.28%, 06/15/04 ...................................................       323,529         323,297
 6.55%, 06/15/04 ...................................................       882,349         885,962
                                                                                       -----------
                                                                                         1,497,969
                                                                                       -----------
Resolution Funding Strip - 5.36%
 0.00%, 07/15/08* ..................................................     2,700,000       1,542,564
 0.00%, 10/15/08* ..................................................     3,900,000       2,189,967
 0.00%, 04/15/09* ..................................................     3,690,000       2,012,489
 0.00%, 04/15/10* ..................................................     4,810,000       2,455,505
                                                                                       -----------
                                                                                         8,200,525
                                                                                       -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $36,711,624).........                    36,509,295
                                                                                       -----------
Collateralized Mortgage Obligations - 36.83%
Collateralized Mortgage Obligation Trust - 0.01%
 8.20%, 05/20/04 ...................................................        17,081          17,404
                                                                                       -----------
Fannie Mae - 9.57%
 5.95%, 05/25/05 ...................................................       613,642         612,789
 5.40%, 11/25/05 ...................................................       533,058         530,841
 6.00%, 04/01/09 ...................................................        11,408          11,161
 5.25%, 09/25/16 ...................................................        16,854          16,762
 9.00%, 06/25/18 ...................................................        80,731          84,587
 6.60%, 09/25/18 ...................................................        87,445          87,761
 6.25%, 01/25/19 ...................................................     2,500,000       2,488,825
 5.50%, 02/25/19 ...................................................       868,305         863,990
 6.25%, 07/25/19 ...................................................       600,000         597,300
 5.50%, 07/25/20 ...................................................     1,850,000       1,767,397
 5.50%, 08/25/21 ...................................................       720,000         701,777
 5.75%, 11/18/21 ...................................................     3,000,000       2,887,935
 0.00%, 01/25/22 ...................................................        22,446          22,068
 5.75%, 09/18/22 ...................................................       725,000         689,469
 6.00%, 01/17/23 ...................................................     1,350,000       1,328,967
 6.25%, 01/25/23 ...................................................     2,000,000       1,964,240
                                                                                       -----------
                                                                                        14,655,869
                                                                                       -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)

                                                                                               Principal
                                                                                                 Amount           Value
                                                                                             -------------   ---------------
FIXED INCOME SECURITIES - (continued)
Freddie Mac - 27.25%
 5.85%, 02/15/18 .........................................................................    $1,137,397       $ 1,136,794
 6.40%, 01/15/19 .........................................................................     1,000,000         1,005,730
 6.25%, 05/15/19 .........................................................................     1,000,000           997,240
 6.00%, 07/15/19 .........................................................................     1,500,000         1,491,150
 5.50%, 10/15/19 .........................................................................     1,800,000         1,705,977
 5.75%, 02/15/20 .........................................................................     1,750,000         1,679,858
 6.00%, 02/15/20 .........................................................................     1,000,000           990,200
 6.00%, 05/15/20 .........................................................................     1,550,000         1,514,931
 6.00%, 12/15/20 .........................................................................     3,000,000         2,914,365
 5.50%, 01/15/21 .........................................................................     3,825,000         3,622,361
 6.50%, 01/25/21 .........................................................................     2,000,000         1,993,460
 5.25%, 02/15/21 .........................................................................     2,000,000         1,869,197
 5.50%, 04/15/21 .........................................................................     5,400,000         5,094,609
 6.00%, 04/15/21 .........................................................................     1,450,000         1,405,913
 5.75%, 05/15/21 .........................................................................     1,600,000         1,578,096
 6.35%, 07/15/21 .........................................................................     1,000,000           996,140
 6.00%, 03/15/22 .........................................................................     2,500,000         2,406,938
 5.75%, 02/15/23 .........................................................................     1,600,000         1,498,072
 6.75%, 05/15/23 .........................................................................     1,000,000         1,002,240
 5.50%, 07/15/23 .........................................................................     3,300,000         3,037,843
 5.75%, 09/15/23 .........................................................................     2,000,000         1,883,250
 5.75%, 03/15/24 .........................................................................     2,000,000         1,886,250
                                                                                                               -----------
                                                                                                                41,710,614
                                                                                                               -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $57,464,798)..............................                      56,383,887
                                                                                                               -----------
U.S. Government Obligations - 1.72%
U.S. Treasury Bond
 11.88%, 11/15/03 ........................................................................       460,000           564,300
U.S. Treasury Note
 7.88%, 11/15/04 .........................................................................     1,890,000         2,061,348
                                                                                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,710,586).........................................                       2,625,648
                                                                                                               -----------
TOTAL FIXED INCOME SECURITIES - 97.09% (Cost-$150,748,044)(1) ............................                     148,633,521
                                                                                                               -----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.91% .........................................                       4,462,386
                                                                                                               -----------
NET ASSETS - 100.00% .....................................................................                    $153,095,907
                                                                                                              ============
(1) Aggregate cost for federal income tax purposes is $150,748,044 and net unrealized appreciation is as follows:
     Gross unrealized appreciation .......................................................                     $   659,859
     Gross unrealized depreciation .......................................................                      (2,774,382)
                                                                                                              ============
      Net unrealized depreciation ........................................................                    ($ 2,114,523)
                                                                                                              ============
  * Zero coupon bond


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Fixed Income Fund


                                                        Principal
                                                         Amount         Value
                                                       ----------   ------------
FIXED INCOME SECURITIES - 98.86%
Corporate Bonds - 37.26%
Bank & Insurance - 8.11%
BankAmerica Corp.
 6.85%, 03/01/03 .............................       $  250,000       $  252,187
 6.63%, 08/01/07 .............................          100,000           97,625
 6.63%, 10/15/07 .............................          150,000          146,438
KeyCorp
 6.75%, 03/15/06 .............................          280,000          275,800
NationsBank Corp. ............................
 7.50%, 09/15/06 .............................          175,000          180,250
 6.38%, 02/15/08 .............................          200,000          193,250
Travelers Property Casualty Corp. ............
 7.20%, 02/01/04 .............................          100,000          102,000
U.S. Bancorp
 6.50%, 02/01/08 .............................          900,000          875,250
Wells Fargo & Co. ............................
 6.25%, 04/15/08 .............................          105,000          100,800
                                                                      ----------
                                                                       2,223,600
                                                                      ----------
Financial Services - 18.59%
American General Finance Corp. ...............
 6.20%, 03/15/03 .............................          500,000          493,750
Associates Corp. of North America
 6.38%, 10/15/02 .............................          120,000          120,000
 6.10%, 01/15/05 .............................          200,000          194,000
 7.55%, 07/17/06 .............................          600,000          624,000
Beneficial Corp. .............................
 9.47%, 03/09/01 .............................           20,000           21,025
 6.75%, 07/20/04 .............................          100,000          100,250
 6.94%, 12/15/06 .............................          100,000          100,000
Citigroup, Inc. ..............................
 9.50%, 03/01/02 .............................           75,000           80,602
Commercial Credit Co. ........................
 6.63%, 11/15/06 .............................          225,000          221,063
Finova Capital Corp. .........................
 6.50%, 07/28/02 .............................          300,000          300,000
 6.20%, 03/01/04 .............................          100,000           97,500
 6.90%, 06/19/04 .............................          100,000           99,750
 6.75%, 03/09/09 .............................          200,000          194,000
Ford Motor Credit Co. ........................
 7.75%, 03/15/05 .............................          225,000          235,687
 6.38%, 11/05/08 .............................          450,000          433,125
General Motors Acceptance Corp. ..............
 6.50%, 12/05/05 .............................           50,000           48,812
 6.13%, 01/22/08 .............................          350,000          331,625
Household Finance Corp. ......................
 6.70%, 06/15/02 .............................           75,000           75,469
 7.65%, 05/15/07 .............................          100,000          103,625
Lehman Brothers, Inc. ........................
 7.63%, 06/01/06 .............................           80,000           80,700
Merrill Lynch & Co., Inc. ....................
 6.56%, 12/16/07 .............................          150,000          145,875

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                      Principal
                                                       Amount         Value
                                                     ----------   -------------
FIXED INCOME SECURITIES - (continued)
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 .................................    $125,000     $   124,844
Salomon Smith Barney Holdings, Inc.
 7.00%, 03/15/04 .................................     150,000         151,313
 7.38%, 05/15/07 .................................     100,000         100,750
Sears Roebuck Acceptance Corp.
 6.25%, 01/15/04 .................................      50,000          49,562
 6.13%, 01/15/06 .................................     100,000          95,625
 6.70%, 11/15/06 .................................     400,000         394,000
Transamerica Financial Corp.
 7.51%, 04/15/02 .................................      75,000          77,062
                                                                   -----------
                                                                     5,094,014
                                                                   -----------
Industrial - 10.56%
Enron Corp.
 6.63%, 11/15/05 .................................     450,000         438,187
 6.40%, 07/15/06 .................................     150,000         143,625
MCI Worldcom, Inc.
 7.75%, 04/01/07 .................................     500,000         525,625
Northwest Pipeline Corp.
 6.63%, 12/01/07 .................................     700,000         682,500
Philip Morris Cos., Inc.
 7.50%, 01/15/02 .................................     175,000         178,500
 6.80%, 12/01/03 .................................      50,000          49,875
Raytheon Co.
 6.30%, 03/15/05 .................................     550,000         535,563
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 .................................     100,000          99,875
Transcontinental Gas Pipeline
 6.25%, 01/15/08 .................................     250,000         239,375
                                                                   -----------
                                                                     2,893,125
                                                                   -----------
TOTAL CORPORATE BONDS (Cost $10,495,550) .........                  10,210,739
                                                                   -----------
U.S. Government Agency Obligations - 9.85%
Federal Home Loan Bank - 2.52%
 7.13%, 11/18/02 .................................     315,000         326,056
 5.77%, 02/03/04 .................................     160,000         157,715
 7.52%, 05/24/04 .................................     150,000         158,498
 5.95%, 01/19/06 .................................      50,000          48,809
                                                                   -----------
                                                                       691,078
                                                                   -----------
Fannie Mae - 5.08%
 5.13%, 02/13/04 .................................     937,000         900,645
 5.75%, 06/15/05 .................................     500,000         491,105
                                                                   -----------
                                                                     1,391,750
                                                                   -----------
Freddie Mac - 0.14%
 5.75%, 04/15/08 .................................      40,000          38,085
                                                                   -----------
Guaranteed Export Trust - 0.12%
 6.13%, 06/15/04 .................................      35,294          34,645
                                                                   -----------
Resolution Funding Strip - 1.99%
 0.00%, 10/15/11 * ...............................     260,000         119,311
 0.00%, 04/15/16 * ...............................     310,000         104,548

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                                        Principal
                                                                         Amount          Value
                                                                      ------------   ------------
FIXED INCOME SECURITIES - (continued)
U.S. Government Agency Obligations - (continued)
 0.00%, 04/15/17 * ................................................    $  250,000     $   79,025
 0.00%, 01/15/19 * ................................................       440,000        123,952
 0.00%, 10/15/19 * ................................................       440,000        118,070
                                                                                      ----------
                                                                                         544,906
                                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,677,623).........                    2,700,464
                                                                                      ----------
Collateralized Mortgage Obligations - 43.80%
Collateralized Mortgage Obligation Trust - 0.01%
 8.65%, 03/01/03 ..................................................         3,926          3,949
                                                                                      ----------
Fannie Mae - 12.58%
 7.50%, 07/25/18 ..................................................         5,633          5,677
 6.00%, 09/25/18 ..................................................        40,000         39,700
 6.50%, 03/25/19 ..................................................       150,000        150,010
 6.50%, 04/25/19 ..................................................       150,000        149,983
 3.50%, 05/25/19 ..................................................       125,000        117,937
 6.50%, 09/25/19 ..................................................       150,000        149,746
 6.85%, 10/25/20 ..................................................        40,000         40,269
 6.75%, 11/25/20 ..................................................       200,000        200,840
 6.75%, 05/25/21 ..................................................       200,000        200,816
 6.50%, 10/25/21 ..................................................       200,000        197,880
 6.00%, 12/18/22 ..................................................       600,000        570,483
 5.75%, 12/25/22 ..................................................       500,000        467,198
 5.75%, 02/18/23 ..................................................       500,000        471,463
 6.00%, 03/25/23 ..................................................       500,000        483,513
 7.00%, 06/25/23 ..................................................       200,000        202,414
                                                                                      ----------
                                                                                       3,447,929
                                                                                      ----------
Freddie Mac - 31.21%
 6.25%, 05/15/19 ..................................................       250,000        248,841
 6.40%, 05/15/19 ..................................................       150,000        150,014
 6.50%, 10/15/19 ..................................................       200,000        199,118
 6.50%, 06/25/20 ..................................................       100,000         99,180
 6.35%, 07/15/21 ..................................................       150,000        149,421
 6.50%, 08/15/21 ..................................................        75,000         74,978
 6.00%, 10/15/21 ..................................................       600,000        583,926
 5.95%, 02/15/22 ..................................................       500,000        485,325
 6.00%, 02/15/22 ..................................................       200,000        196,052
 6.65%, 07/15/22 ..................................................       150,000        149,630
 5.25%, 10/15/22 ..................................................       700,000        639,838
 5.75%, 02/15/23 ..................................................       700,000        655,407
 6.00%, 02/15/23 ..................................................       200,000        194,277
 6.75%, 05/15/23 ..................................................       200,000        200,448
 5.75%, 06/15/23 ..................................................       550,000        515,567
 5.50%, 07/15/23 ..................................................     1,000,000        920,558
 5.75%, 09/15/23 ..................................................       600,000        564,975
 6.00%, 12/15/23 ..................................................       400,000        385,316
 6.00%, 01/20/24 ..................................................       300,000        284,063
 5.50%, 03/15/24 ..................................................       400,000        368,312

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Fixed Income Fund (continued)



                                                                                              Principal
                                                                                               Amount          Value
                                                                                             ----------   ---------------
FIXED INCOME SECURITIES - (continued)
Collateralized Mortgage Obligations - (continued)
 5.75%, 03/15/24 .........................................................................    $900,000       $  847,588
 6.00%, 03/15/24 .........................................................................     500,000          476,563
 6.00%, 07/15/24 .........................................................................     175,000          164,194
                                                                                                             ----------
                                                                                                              8,553,591
                                                                                                             ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,289,168) .............................                   12,005,469
                                                                                                             ----------
U.S. Government Obligations - 7.95%
U.S. Treasury Notes
 7.00%, 07/15/06 .........................................................................     395,000          418,554
 6.50%, 10/15/06 .........................................................................     100,000          103,262
 6.25%, 02/15/07 .........................................................................     875,000          891,896
 7.50%, 11/15/16 .........................................................................     532,000          599,383
 8.88%, 08/15/17 .........................................................................     130,000          166,019
                                                                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,136,999) ........................................                    2,179,114
                                                                                                             ----------
TOTAL FIXED INCOME SECURITIES - 98.86% (Cost-$27,599,340)(1)..............................                   27,095,786
                                                                                                             ----------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.14% .........................................                      312,162
                                                                                                             ----------
NET ASSETS - 100.00% .....................................................................                  $27,407,948
                                                                                                            ===========
(1) Aggregate cost for federal income tax purposes is $27,599,340 and net unrealized appreciation is as follows:
     Gross unrealized appreciation .......................................................                   $  191,126
     Gross unrealized depreciation .......................................................                     (694,680)
                                                                                                             ===========
      Net unrealized depreciation ........................................................                  ($  503,554)
                                                                                                             ===========

* Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund

                                                          Shares        Value
                                                         --------   ------------
COMMON STOCKS - 59.66%
Business Equipment and Services - 0.65%
Automatic Data Processing, Inc. ................          15,200      $  668,800
Berkshire Hathaway Inc. Cl. B * ................             152         340,480
                                                                      ----------
                                                                       1,009,280
                                                                      ----------
Capital Goods - 6.06%
Cooper Industries, Inc. ........................           4,700         244,400
Delphi Automotive Systems Corp. ................           6,360         118,057
Emerson Electric Co. ...........................          13,000         817,375
General Electric Co. ...........................          30,500       3,446,500
Honeywell, Inc. ................................           9,000       1,042,875
Illinois Tool Works, Inc. ......................           1,800         147,600
Ingersoll-Rand Co. .............................           2,750         177,719
PPG Industries, Inc. ...........................          12,300         726,469
Tyco International, Ltd. .......................          27,998       2,652,810
                                                                      ----------
                                                                       9,373,805
                                                                      ----------
Consumer Durables - 0.98%
Ford Motor Co. .................................          16,100         908,644
General Motors Corp. ...........................           9,100         600,600
                                                                      ----------
                                                                       1,509,244
                                                                      ----------
Consumer Non-Durables - 4.40%
Anheuser-Busch Cos., Inc. ......................           5,200         368,875
Bestfoods ......................................          15,100         747,450
Eastman Kodak Co. ..............................           9,000         609,750
General Mills, Inc. ............................           4,550         365,706
PepsiCo, Inc. ..................................          30,800       1,191,575
Philip Morris Cos., Inc. .......................          45,300       1,820,494
Procter & Gamble Co. ...........................          10,700         954,975
Sara Lee Corp. .................................          32,900         746,419
                                                                      ----------
                                                                       6,805,244
                                                                      ----------
Consumer Services - 1.36%
Disney (Walt) Co. ..............................          20,500         631,656
Hilton Hotels Corp. ............................          19,400         275,237
Knight-Ridder,inc ..............................           4,400         241,725
Park Place Entertainment Corp. * ...............          11,400         110,438
Time Warner, Inc. ..............................          11,500         845,250
                                                                      ----------
                                                                       2,104,306
                                                                      ----------
Energy - 5.78%
Amerada Hess Corp. .............................           2,300         136,850
Amoco Corp. ....................................          15,761       1,710,068
Atlantic Richfield Co. .........................           1,100          91,919
Baker Hughes, Inc. .............................          22,000         737,000
Burlington Resources, Inc. .....................           7,150         309,237
Chevron Corp. ..................................          10,500         999,469
Exxon Corp. ....................................          20,200       1,557,925
Mobil Corp. ....................................           9,600         950,400
Royal Dutch Petroleum Co., ADR .................           8,000         482,000
Schlumberger, Ltd. .............................           8,900         566,819
Texaco, Inc. ...................................          19,500       1,218,750
Unocal Corp. ...................................           4,500         178,313
                                                                      ----------
                                                                       8,938,750
                                                                      ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                         Shares        Value
                                                        --------   -------------
COMMON STOCKS - (continued)
Financial Services - 9.17%
American International Group, Inc. ...........            8,455      $   989,763
Associates First Capital Corp. Cl. A .........           11,506          509,860
BankAmerica Corp. ............................           26,826        1,966,681
Chase Manhattan Corp. ........................           34,264        2,968,119
Chubb Corp. ..................................           14,000          973,000
Citigroup, Inc. ..............................           42,525        2,019,938
Federal National Mortgage Association ........           44,000        3,008,500
Morgan (J.P.) & Co., Inc. ....................            5,600          786,800
U.S. Bancorp .................................           28,250          960,500
                                                                     -----------
                                                                      14,183,161
                                                                     -----------
Health Care - 8.17%
Alza Corp. Cl. A * ...........................            7,800          396,825
Baxter International, Inc. ...................           14,800          897,250
Bristol-Myers Squibb Co. .....................           23,800        1,676,412
Columbia/HCA Healthcare Corp. ................           13,825          315,383
IMS Health, Inc. .............................           14,400          450,000
Johnson & Johnson ............................           14,200        1,391,600
Lifepoint Hospitals, Inc. * ..................              727            9,769
Lilly (Eli) & Co. ............................           18,500        1,325,062
Merck & Co., Inc. ............................           27,000        1,998,000
Schering-Plough Corp. ........................           34,700        1,839,100
St. Jude Medical, Inc. .......................            2,830          100,819
Triad Hospitals, Inc. * ......................              727            9,815
United Healthcare Corp. ......................           10,750          673,219
Warner-Lambert Co. ...........................           22,200        1,540,125
                                                                     -----------
                                                                      12,623,379
                                                                     -----------
Multi-Industry - 0.52%
Minnesota Mining & Mfg. Co. ..................            9,200          799,825
                                                                     -----------
Raw Materials - 1.79%
Aluminum Co. of America ......................           10,700          662,062
Dow Chemical Co. .............................            4,700          596,313
Dupont (E.I.) de Nemours & Co. ...............           14,500          990,531
Monsanto Co. .................................           12,500          492,969
Solutia, Inc. ................................            1,200           25,575
                                                                     -----------
                                                                       2,767,450
                                                                     -----------
Retail - 3.55%
Abercrombie & Fitch Co. Cl. A * ..............           12,644          606,912
Albertson's, Inc. ............................           17,050          879,141
Costco Cos., Inc. ............................            7,000          560,437
Dillard Dept. Stores, Inc. Cl. A .............            1,950           68,494
May Department Stores Co. ....................           19,425          793,997
Penney (J.C.), Inc. ..........................           13,900          675,019
Walgreen Co. .................................           22,000          646,250
Wal-Mart Stores, Inc. ........................           26,100        1,259,325
                                                                     -----------
                                                                       5,489,575
                                                                     -----------
Shelter - 0.65%
Georgia-Pacific Group ........................            9,700          459,537
Kimberly-Clark Corp. .........................            9,500          541,500
                                                                     -----------
                                                                       1,001,037
                                                                     -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                         Shares        Value
                                                        --------   -------------
COMMON STOCKS - (continued)
Technology - 9.22%
Boeing Co. .....................................           6,700     $   296,056
Compaq Computer Corp. ..........................          91,334       2,163,474
Hewlett-Packard Co. ............................          16,000       1,608,000
Intel Corp. ....................................          60,700       3,611,650
International Business Machines Corp. ..........          18,100       2,339,425
Lucent Technologies, Inc. ......................          25,428       1,714,801
Motorola, Inc. .................................          15,350       1,454,412
Parametric Technology Corp. * ..................          32,000         444,000
Raytheon Co. Cl. A .............................             357          24,588
Seagate Technology, Inc. * .....................          23,500         602,188
                                                                     -----------
                                                                      14,258,594
                                                                     -----------
Transportation - 0.86%
AMR Corp. * ....................................          11,600         791,700
CSX Corp. ......................................          12,000         543,750
                                                                     -----------
                                                                       1,335,450
                                                                     -----------
Utilities - 6.50%
AT & T Corp. ...................................          24,625       1,374,383
Edison International ...........................          21,500         575,125
El Paso Natural Gas Co. ........................           7,200         253,350
GTE Corp. ......................................          22,800       1,727,100
MCI Worldcom, Inc. * ...........................          14,309       1,231,468
PECO Energy Co. ................................           9,000         376,875
PG&E Corp. .....................................          17,063         554,547
SBC Communications, Inc. .......................          33,834       1,962,372
Unicom Corp. ...................................          15,400         593,863
Vodafone AirTouch plc ADR ......................           7,100       1,398,700
                                                                     -----------
                                                                      10,047,783
                                                                     -----------
TOTAL COMMON STOCKS (Cost-$63,259,147) .........                      92,246,883
                                                                     -----------



                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
FIXED INCOME SECURITIES - 38.39%
CORPORATE BONDS - 10.84%
Bank and Insurance - 1.98%
BankAmerica Corp. ............................
 6.63%, 10/15/07 .............................       $  250,000       $  244,063
Chase Manhattan Corp. ........................
 7.13%, 02/01/07 .............................          200,000          201,250
KeyCorp
 6.75%, 03/15/06 .............................          245,000          241,325
NationsBank Corp. ............................
 7.50%, 09/15/06 .............................          275,000          283,250
 6.38%, 02/15/08 .............................          400,000          386,500
U.S. Bancorp
 6.50%, 02/01/08 .............................        1,650,000        1,604,625
Wells Fargo & Co. ............................
 6.25%, 04/15/08 .............................          105,000          100,800
                                                                      ----------
                                                                       3,061,813
                                                                      ----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                       Principal
                                                        Amount          Value
                                                     ------------   ------------
FIXED INCOME SECURITIES (continued)
Financial Services - 5.85%
American General Finance Corp.
 7.45%, 07/01/02 .................................     $  175,000     $  179,812
 6.20%, 03/15/03 .................................        600,000        592,500
Associates Corp. of North America
 6.38%, 10/15/02 .................................         50,000         50,000
 5.50%, 02/15/04 .................................         25,000         23,937
 6.10%, 01/15/05 .................................        200,000        194,000
 7.63%, 04/27/05 .................................        125,000        130,156
 7.55%, 07/17/06 .................................      1,000,000      1,040,000
Beneficial Corp. .................................
 10.10%, 11/27/00 ................................        150,000        158,322
 9.47%, 03/09/01 .................................         30,000         31,537
 6.75%, 07/20/04 .................................         25,000         25,063
 6.96%, 02/13/06 .................................        150,000        150,187
 6.94%, 12/15/06 .................................        100,000        100,000
Citigroup, Inc. ..................................
 9.50%, 03/01/02 .................................         25,000         26,867
 6.63%, 09/15/05 .................................        150,000        147,188
Commercial Credit Co. ............................
 6.63%, 11/15/06 .................................        275,000        270,188
Finova Capital Corp. .............................
 6.12%, 05/28/02 .................................        200,000        198,250
 6.50%, 07/28/02 .................................        460,000        460,000
 6.20%, 03/01/04 .................................         50,000         48,750
 6.90%, 06/19/04 .................................        125,000        124,688
 6.75%, 03/09/09 .................................        300,000        291,000
Ford Motor Credit Co. ............................
 6.55%, 07/07/03 .................................        125,000        124,844
 7.75%, 03/15/05 .................................        300,000        314,250
 6.38%, 11/05/08 .................................        775,000        745,938
General Motors Acceptance Corp. ..................
 6.60%, 11/22/04 .................................        175,000        174,781
 6.15%, 04/05/07 .................................        700,000        668,500
 6.13%, 01/22/08 .................................        500,000        473,750
Household Finance Corp. ..........................
 6.70%, 06/15/02 .................................         50,000         50,313
 7.25%, 07/15/03 .................................        125,000        127,656
 7.65%, 05/15/07 .................................        200,000        207,250
Lehman Brothers, Inc. ............................
 6.13%, 02/01/01 .................................         25,000         24,781
 7.63%, 06/01/06 .................................         40,000         40,350
Merrill Lynch & Co., Inc. ........................
 6.00%, 11/15/04 .................................         25,000         24,406
 6.56%, 12/16/07 .................................        250,000        243,125
Morgan Stanley Dean Witter Discover & Co. ........
 6.88%, 03/01/07 .................................        125,000        124,844
Salomon Smith Barney Holdings, Inc. ..............
 6.50%, 10/15/02 .................................        125,000        125,156
 7.00%, 06/15/03 .................................        325,000        329,469
 7.00%, 03/15/04 .................................        275,000        277,406
Sears Roebuck Acceptance Corp. ...................
 6.90%, 08/01/03 .................................        125,000        126,250
 6.13%, 01/15/06 .................................         50,000         47,813

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                      Principal
                                                       Amount          Value
                                                    ------------   -------------
FIXED INCOME SECURITIES (continued)
Corporate Bonds - (continued)
Transamerica Corp.
 6.75%, 11/15/06 ................................    $  200,000     $   196,750
Transamerica Financial Corp.
 7.51%, 04/15/02 ................................        30,000          30,825
Travelers Property Casualty Corp.
 6.88%, 12/15/03 ................................        25,000          25,250
 7.20%, 02/01/04 ................................       100,000         102,000
 6.75%, 11/15/06 ................................       200,000         196,250
                                                                    -----------
                                                                      9,044,402
                                                                    -----------
Industrial - 3.01%
Enron Corp.
 6.63%, 11/15/05 ................................       750,000         730,312
 6.40%, 07/15/06 ................................       150,000         143,625
MCI Worldcom, Inc.
 7.75%, 04/01/07 ................................       500,000         525,625
Northwest Pipeline Corp.
 6.63%, 12/01/07 ................................       300,000         292,500
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ................................        50,000          51,000
 8.25%, 10/15/03 ................................        75,000          79,031
 6.80%, 12/01/03 ................................        30,000          29,925
 6.38%, 02/01/06 ................................        25,000          23,875
Raytheon Co.
 6.30%, 03/15/05 ................................       750,000         730,313
 6.15%, 11/01/08 ................................       100,000          94,375
Service Corp. International
 6.00%, 12/15/05 ................................       500,000         461,250
TCI Communications, Inc. (FRN) (MTN)
 6.88%, 02/15/06 ................................       825,000         823,969
Transcontinental Gas Pipeline
 6.13%, 01/15/05 ................................       300,000         289,125
 6.25%, 01/15/08 ................................       400,000         383,000
                                                                    -----------
                                                                      4,657,925
                                                                    -----------
TOTAL CORPORATE BONDS (Cost $17,208,499).........                    16,764,140
                                                                    -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.13%
Federal Farm Credit Bank - 0.52%
 6.35%, 10/30/03 ................................       500,000         504,640
 6.60%, 02/06/04 ................................       300,000         305,550
                                                                    -----------
                                                                        810,190
                                                                    -----------
Fannie Mae - 2.04%
 5.13%, 02/13/04 ................................     2,129,000       2,046,395
 7.12%, 07/03/06 ................................     1,060,000       1,099,750
                                                                    -----------
                                                                      3,146,145
                                                                    -----------
Federal Home Loan Bank - 0.89%
 7.52%, 05/24/04 ................................       300,000         316,995
 6.91%, 06/03/04 ................................       350,000         360,903
 7.36%, 07/01/04 ................................       665,000         698,895
                                                                    -----------
                                                                      1,376,793
                                                                    -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                                          Principal
                                                                           Amount          Value
                                                                        ------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Freddie Mac - 3.75%
 5.99%, 12/01/03 ....................................................    $  150,000     $   149,246
 6.64%, 03/10/04 ....................................................       780,000         795,436
 8.00%, 01/26/05 ....................................................       260,000         280,095
 6.75%, 05/30/06 ....................................................     1,570,000       1,600,191
 6.40%, 12/13/06 ....................................................       275,000         274,183
 7.10%, 04/10/07 ....................................................     2,600,000       2,701,686
                                                                                        -----------
                                                                                          5,800,837
                                                                                        -----------
Resolution Funding Strip - 0.70%
 0.00%, 07/15/12 ** .................................................       510,000         222,324
 0.00%, 04/15/14 ** .................................................       150,000          58,077
 0.00%, 10/15/15 ** .................................................        45,000          15,651
 0.00%, 04/15/18 ** .................................................       800,000         237,464
 0.00%, 01/15/19 ** .................................................       980,000         276,076
 0.00%, 10/15/19 ** .................................................       980,000         262,973
                                                                                        -----------
                                                                                          1,072,565
                                                                                        -----------
Student Loan Marketing Association - 0.23%
 6.35%, 03/17/03 ....................................................       350,000         353,517
                                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $12,825,671) .........                    12,560,047
                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.69%
Fannie Mae - 6.18%
 6.21%, 11/01/07 ....................................................     2,530,000       2,492,581
 6.00%, 09/25/18 ....................................................        50,000          49,625
 6.85%, 10/25/20 ....................................................        50,000          50,336
 6.75%, 11/25/20 ....................................................       100,000         100,233
 6.75%, 05/25/21 ....................................................       100,000         100,408
 6.50%, 10/25/21 ....................................................       600,000         593,640
 6.50%, 11/25/21 ....................................................       100,000          98,941
 6.00%, 02/25/22 ....................................................       500,000         484,525
 6.50%, 04/25/22 ....................................................       779,000         770,646
 6.50%, 07/18/22 ....................................................       500,000         497,205
 6.00%, 07/25/22 ....................................................        50,000          48,505
 6.50%, 07/25/22 ....................................................       350,000         346,300
 6.80%, 09/25/22 ....................................................       300,000         300,555
 6.50%, 11/25/22 ....................................................       200,000         197,834
 5.75%, 12/25/22 ....................................................     1,500,000       1,401,593
 5.75%, 02/18/23 ....................................................     1,000,000         942,925
 7.00%, 06/25/23 ....................................................       125,000         126,509
 6.00%, 05/25/25 ....................................................     1,000,000         954,844
                                                                                        -----------
                                                                                          9,557,205
                                                                                        -----------
Freddie Mac - 10.51%
 6.25%, 05/15/19 ....................................................       100,000          99,724
 6.50%, 10/15/19 ....................................................       200,000         199,118
 7.00%, 02/15/21 ....................................................       100,000         101,233
 5.50%, 04/15/21 ....................................................     1,200,000       1,130,652
 5.75%, 04/15/21 ....................................................        50,000          49,334
 6.50%, 08/15/21 ....................................................       240,000         239,930
 6.00%, 09/15/21 ....................................................       500,000         485,105
 6.50%, 09/15/21 ....................................................       550,000         542,534


See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                                                               Principal
                                                                                                Amount           Value
                                                                                             ------------   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
 6.00%, 10/15/21 .........................................................................    $  800,000     $    778,568
 5.95%, 11/15/21 .........................................................................       300,000          290,286
 6.50%, 11/15/21 .........................................................................       600,000          595,196
 5.95%, 02/15/22 .........................................................................       700,000          679,455
 6.00%, 02/15/22 .........................................................................       100,000           98,026
 6.00%, 05/15/22 .........................................................................       450,000          434,443
 6.65%, 07/15/22 .........................................................................       100,000           99,753
 5.25%, 10/15/22 .........................................................................     1,000,000          914,055
 6.25%, 11/15/22 .........................................................................       150,000          148,464
 6.50%, 11/15/22 .........................................................................       100,000           99,051
 7.00%, 01/15/23 .........................................................................       200,000          202,694
 5.75%, 02/15/23 .........................................................................     1,000,000          936,295
 6.00%, 02/15/23 .........................................................................       193,000          187,477
 6.50%, 02/15/23 .........................................................................       400,000          398,060
 6.75%, 05/15/23 .........................................................................       150,000          150,336
 5.75%, 06/15/23 .........................................................................       800,000          749,916
 5.50%, 07/15/23 .........................................................................       750,000          690,419
 5.75%, 09/15/23 .........................................................................       800,000          753,300
 6.00%, 12/15/23 .........................................................................     1,300,000        1,250,217
 6.00%, 01/20/24 .........................................................................       150,000          142,031
 5.50%, 01/15/24 .........................................................................     1,500,000        1,375,433
 5.50%, 03/15/24 .........................................................................       600,000          552,468
 5.75%, 03/15/24 .........................................................................     1,000,000          941,901
 5.75%, 07/15/24 .........................................................................     1,000,000          936,295
                                                                                                             ------------
                                                                                                               16,251,769
                                                                                                             ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,278,954)..............................                     25,808,974
                                                                                                             ------------
U.S. GOVERNMENT OBLIGATIONS - 2.73%
U.S. Treasury Notes
 6.88%, 05/15/06 .........................................................................       425,000          447,601
 7.00%, 07/15/06 .........................................................................       725,000          768,232
 6.50%, 10/15/06 .........................................................................       215,000          222,013
 6.25%, 02/15/07 .........................................................................     2,725,000        2,777,620
                                                                                                             ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,299,066).........................................                      4,215,466
                                                                                                             ------------
TOTAL FIXED INCOME SECURITIES (Cost-$60,612,190) .........................................                     59,348,627
                                                                                                             ------------
TOTAL INVESTMENTS - 98.05% (Cost-$123,871,337)(1).........................................                    151,595,510
                                                                                                             ------------
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.95% .........................................                      3,019,988
                                                                                                             ------------
NET ASSETS - 100.00% .....................................................................                   $154,615,498
                                                                                                             ============
(1) Aggregate cost for federal income tax purposes is $123,871,337 and net unrealized appreciation is as follows:
     Gross unrealized appreciation .......................................................                   $ 29,363,663
     Gross unrealized depreciation .......................................................                     (1,639,490)
                                                                                                             ============
       Net unrealized appreciation .......................................................                   $ 27,724,173
                                                                                                             ============

  * Non-dividend paying stock

 ** Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------
Equity Investment Fund
                                               Shares        Value
                                              --------   -------------
COMMON STOCKS -- 98.63%
Business Equipment and Services - 1.51%
Automatic Data Processing, Inc. ...........    39,000     $ 1,716,000
Berkshire Hathaway Inc. Class B * .........       609       1,364,160
                                                          -----------
                                                            3,080,160
                                                          -----------
Capital Goods -- 10.87%
Cooper Industries, Inc. ...................    22,000       1,144,000
Delphi Automotive Systems Corp. ...........    14,328         265,963
Emerson Electric Co. ......................    29,500       1,854,813
General Electric Co. ......................    70,000       7,910,000
Honeywell, Inc. ...........................    23,000       2,665,125
Ingersoll-Rand Co. ........................     4,250         274,656
PPG Industries, Inc. ......................    33,500       1,978,594
Tyco International, Ltd. ..................    64,200       6,082,950
                                                          -----------
                                                           22,176,101
                                                          -----------
Consumer Durables -- 1.64%
Ford Motor Co. ............................    35,500       2,003,531
General Motors Corp. ......................    20,500       1,353,000
                                                          -----------
                                                            3,356,531
                                                          -----------
Consumer Non-Durables -- 6.60%
Anheuser-Busch Cos., Inc. .................    17,000       1,205,937
Bestfoods .................................    21,500       1,064,250
Eastman Kodak Co. .........................    20,050       1,358,388
General Mills, Inc. .......................     8,000         643,000
PepsiCo, Inc. .............................    69,000       2,669,437
Philip Morris Cos., Inc. ..................    96,000       3,858,000
Procter & Gamble Co. ......................    16,500       1,472,625
Sara Lee Corp. ............................    53,000       1,202,438
                                                          -----------
                                                           13,474,075
                                                          -----------
Consumer Services -- 2.01%
Disney (Walt) Co. .........................    33,000       1,016,813
Hilton Hotels Corp. .......................    27,500         390,156
Knight-Ridder, Inc. .......................    19,500       1,071,281
Park Place Entertainment Corp. * ..........    24,000         232,500
Time Warner, Inc. .........................    18,900       1,389,150
                                                          -----------
                                                            4,099,900
                                                          -----------
Energy -- 9.29%
Amoco Corp. ...............................    36,000       3,906,000
Baker Hughes, Inc. ........................    49,000       1,641,500
Burlington Resources, Inc. ................    11,800         510,350
Chevron Corp. .............................    23,720       2,257,847
Exxon Corp. ...............................    32,500       2,506,563
Mobil Corp. ...............................    23,300       2,306,700
Royal Dutch Petroleum Co. ADR .............    20,000       1,205,000
Schlumberger, Ltd. ........................    18,500       1,178,219
Texaco, Inc. ..............................    45,000       2,812,500
Unocal Corp. ..............................    16,000         634,000
                                                          -----------
                                                           18,958,679
                                                          -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------


Equity Investment Fund (continued)
                                                    Shares         Value
                                                  ----------   -------------
COMMON STOCKS (continued)
Financial Services - 16.13%
American International Group, Inc. ............     21,500      $ 2,516,844
First Capital Corp. Cl. A .....................     30,006        1,329,641
BankAmerica Corp. .............................     59,525        4,363,927
Chase Manhattan Corp. .........................     80,500        6,973,312
Chubb Corp. ...................................     29,580        2,055,810
Citigroup, Inc. ...............................    114,250        5,426,875
Federal National Mortgage Association .........     94,000        6,427,250
Morgan (J.P.) & Co., Inc. .....................     12,800        1,798,400
U.S. Bancorp ..................................     60,000        2,040,000
                                                                -----------
                                                                 32,932,059
                                                                -----------
Health Care -- 12.19%
Alza Corp. Cl. A * ............................     19,500          992,062
Baxter International, Inc. ....................     38,000        2,303,750
Bristol-Myers Squibb Co. ......................     51,500        3,627,531
Columbia/HCA Healthcare Corp. .................     40,050          913,641
IMS Health, Inc. ..............................     28,500          890,625
Johnson & Johnson .............................     24,000        2,352,000
Lifepoint Hospitals, Inc. * ...................      2,107           28,312
Lilly (Eli) & Co. .............................     34,300        2,456,738
Merck & Co., Inc. .............................     48,820        3,612,680
Schering-Plough Corp. .........................     61,500        3,259,500
St. Jude Medical, Inc. ........................      6,459          230,102
Triad Hospitals, Inc. * .......................      2,107           28,445
United Healthcare Corp. .......................     26,500        1,659,562
Warner-Lambert Co. ............................     36,500        2,532,188
                                                                -----------
                                                                 24,887,136
                                                                -----------
Multi-Industry -- 0.68%
Minnesota Mining & Mfg. Co. ...................     16,030        1,393,608
                                                                -----------
Raw Materials -- 3.40%
Aluminum Co. of America .......................     32,680        2,022,075
Dow Chemical Co. ..............................      9,800        1,243,375
Dupont (E.I.) de Nemours & Co. ................     33,000        2,254,312
Monsanto Co. ..................................     34,000        1,340,875
Solutia, Inc. .................................      3,480           74,168
                                                                -----------
                                                                  6,934,805
                                                                -----------
Retail -- 5.77%
Abercrombie & Fitch Co. Cl. A * ...............     29,414        1,411,872
Albertson's, Inc. .............................     37,000        1,907,812
Costco Cos., Inc. .............................     17,500        1,401,094
Dillard Dept. Stores, Inc. Cl. A ..............      8,000          281,000
May Department Stores Co. .....................     35,750        1,461,281
Penney (J.C.), Inc. ...........................     32,000        1,554,000
Walgreen Co. ..................................     54,000        1,586,250
Wal-Mart Stores, Inc. .........................     45,000        2,171,250
                                                                -----------
                                                                 11,774,559
                                                                -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Investments                    June 30, 1999
--------------------------------------------------------------------------------


Equity Investment Fund (continued)
                                                                 Shares          Value
                                                               ----------   ---------------
COMMON STOCKS (continued)
Shelter --- 1.22%
Georgia-Pacific Group ......................................     25,600      $  1,212,800
Kimberly-Clark Corp. .......................................     22,520         1,283,640
                                                                             ------------
                                                                                2,496,440
                                                                             ------------
Technology -- 14.89%
Boeing Co. .................................................     14,500           640,719
Compaq Computer Corp. ......................................    200,524         4,749,912
Hewlett-Packard Co. ........................................     37,500         3,768,750
Intel Corp. ................................................    138,000         8,211,000
International Business Machines Corp. ......................     35,200         4,549,600
Lucent Technologies, Inc. ..................................     59,500         4,012,531
Motorola, Inc. .............................................     26,800         2,539,300
Parametric Technology Corp. * ..............................     65,500           908,813
Raytheon Co. Cl. A .........................................        816            56,202
Seagate Technology, Inc. * .................................     37,000           948,125
                                                                             ------------
                                                                               30,384,952
                                                                             ------------
Transportation -- 1.66%
AMR Corp. * ................................................     27,000         1,842,750
CSX Corp. ..................................................     34,000         1,540,625
                                                                             ------------
                                                                                3,383,375
                                                                             ------------
Utilities -- 10.77%
AT & T Corp. ...............................................     41,000         2,288,312
Edison International .......................................     55,000         1,471,250
El Paso Natural Gas Co. ....................................     28,500         1,002,844
GTE Corp. ..................................................     51,500         3,901,125
MCI Worldcom, Inc. * .......................................     30,000         2,581,875
PECO Energy Co. ............................................     21,500           900,312
PG&E Corp. .................................................     46,070         1,497,275
SBC Communications, Inc. ...................................     66,500         3,857,000
Unicom Corp. ...............................................     33,000         1,272,563
Vodafone AirTouch plc ADR ..................................     16,250         3,201,250
                                                                             ------------
                                                                               21,973,806
                                                                             ------------
TOTAL COMMON STOCKS -- 98.63% (Cost-$132,797,576)(1)........                  201,306,186

CASH AND OTHER ASSETS NET OF LIABILITIES -- 1.37% ..........                    2,795,632
                                                                             ------------
NET ASSETS -- 100.00% ......................................                 $204,101,818
                                                                             ============
(1) Aggregate cost for federal income tax purposes is
$132,797,576 and net unrealized appreciation is as follows:
  Gross unrealized appreciation ............................                 $ 68,806,767
  Gross unrealized depreciation ............................                     (298,157)
                                                                             ------------
     Net unrealized appreciation ...........................                 $ 68,508,610
                                                                             ============
* Non-dividend paying stock


See accompanying notes to financial statements.

Statements of Assets and Liabilities                    June 30, 1999
--------------------------------------------------------------------------------

                                                                                McM
                                                              McM           Intermediate
                                                           Principal           Fixed
                                                          Preservation         Income
                                                              Fund              Fund
                                                       -----------------  ----------------
Assets:
 Investments in securities at value (cost
  $104,171,856, $150,748,044, $27,599,340,
  $123,871,337 and $132,797,576, respectively)           $ 104,171,856      $148,633,521
 Cash-interest bearing accounts .....................          952,521         2,796,522
 Dividends and interest receivable ..................          108,990         1,614,096
 Receivable for investments sold ....................                0           715,020
 Receivable for fund shares sold ....................           85,059           100,084
 Deferred organization cost (Note A) ................              925               925
 Due from advisor, net ..............................              438                 0
 Other assets .......................................            1,355             4,103
                                                         -------------      ------------
  Total assets ......................................      105,321,144       153,864,271
                                                         -------------      ------------
Liabilities:
 Payable for securities purchased ...................       18,978,586           680,759
 Fund shares redeemed ...............................          343,551                 0
 Distributions payable ..............................           32,282                 0
 Accrued expenses ...................................           26,568            43,707
 Payable to advisor, net ............................                0            43,898
                                                         -------------      ------------
  Total liabilities .................................       19,380,987           768,364
                                                         -------------      ------------
Net Assets:
 Applicable to 85,939,856, 14,914,938, 2,605,573,
  7,674,472 and 6,720,800 shares outstanding,
  respectively ......................................    $  85,940,157      $153,095,907
                                                         =============      ============
Net Assets Consist of:
 Capital paid-in ....................................    $  85,939,856      $154,222,466
 Accumulated undistributed net investment
  income ............................................                0           441,961
 Accumulated net realized gain on investments .......              301           546,003
 Net unrealized appreciation/depreciation on
  investments .......................................                0        (2,114,523)
                                                         -------------      ------------
                                                         $  85,940,157      $153,095,907
                                                         =============      ============
 Net asset value and redemption price per share          $        1.00      $      10.26
                                                         =============      ============


[RESTUBBED]

                                                             McM                                 McM
                                                            Fixed             McM               Equity
                                                           Income           Balanced          Investment
                                                            Fund              Fund               Fund
                                                       --------------  -----------------  -----------------
Assets:
 Investments in securities at value (cost
  $104,171,856, $150,748,044, $27,599,340,
  $123,871,337 and $132,797,576, respectively)          $27,095,786      $ 151,595,510      $ 201,306,186
 Cash-interest bearing accounts .....................       291,631          2,367,249          2,857,714
 Dividends and interest receivable ..................       319,044            863,982            257,958
 Receivable for investments sold ....................             0                  0                  0
 Receivable for fund shares sold ....................             0              3,799             52,940
 Deferred organization cost (Note A) ................           925                925                925
 Due from advisor, net ..............................         2,993                  0                  0
 Other assets .......................................           777              2,948              4,184
                                                        -----------      -------------      -------------
  Total assets ......................................    27,711,156        154,834,413        204,479,907
                                                        -----------      -------------      -------------
Liabilities:
 Payable for securities purchased ...................       285,512            142,756            243,240
 Fund shares redeemed ...............................             0                  0              4,919
 Distributions payable ..............................             0                  0                  0
 Accrued expenses ...................................        17,696             29,898             39,299
 Payable to advisor, net ............................             0             46,261             90,631
                                                        -----------      -------------      -------------
  Total liabilities .................................       303,208            218,915            378,089
                                                        -----------      -------------      -------------
Net Assets:
 Applicable to 85,939,856, 14,914,938, 2,605,573,
  7,674,472 and 6,720,800 shares outstanding,
  respectively ......................................   $27,407,948      $ 154,615,498      $ 204,101,818
                                                        ===========      =============      =============
Net Assets Consist of:
 Capital paid-in ....................................   $27,775,933      $ 125,134,167      $ 132,534,862
 Accumulated undistributed net investment
  income ............................................        87,028            231,046             85,449
 Accumulated net realized gain on investments .......        48,541          1,526,112          2,972,897
 Net unrealized appreciation/depreciation on
  investments .......................................      (503,554)        27,724,173         68,508,610
                                                        -----------      -------------      -------------
                                                        $27,407,948      $ 154,615,498      $ 204,101,818
                                                        ===========      =============      =============
 Net asset value and redemption price per share         $     10.52      $       20.15      $       30.37
                                                        ===========      =============      =============


See accompanying notes to financial statements.

Statements of Operations
For the Year Ended June 30, 1999
--------------------------------------------------------------------------------

                                                                                   McM
                                                                   McM         Intermediate
                                                                Principal         Fixed
                                                              Preservation        Income
                                                                  Fund             Fund
                                                             --------------  ---------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $0 and $2,400, respectively) ............................    $        0     $           0
 Interest .................................................     2,592,646         8,135,667
                                                               ----------     -------------
  Total investment income .................................     2,592,646         8,135,667
                                                               ----------     -------------
Expenses:
 Investment advisory fees (Note E) ........................       126,005           480,705
 Transfer agent fees ......................................        37,870            27,661
 Administration fees ......................................        53,963            53,391
 Accounting fees ..........................................        31,681            51,696
 Legal fees ...............................................         1,920             3,628
 Custodian fees ...........................................        16,540            23,304
 Insurance fees ...........................................         6,995            20,174
 Registration expenses ....................................        13,217            25,221
 Amortization of organization costs (Note A) ..............         3,610             3,610
 Report to shareholder expense ............................         2,158             4,991
 Auditing fees ............................................        12,000            14,011
 Trustees fees ............................................         2,132             5,544
 Miscellaneous expenses ...................................           407               496
                                                               ----------     -------------
  Total expenses ..........................................       308,498           714,432
 Expenses reimbursed (Note E) .............................      (156,860)          (27,773)
 Expense reimbursement recovery (Note E) ..................             0                 0
                                                               ----------     -------------
  Net expenses ............................................       151,638           686,659
                                                               ----------     -------------
Net Investment Income .....................................     2,441,008         7,449,008
                                                               ----------     -------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain on investments .........................         2,155           597,813
 Net change in unrealized appreciation/depreciation on
  investments .............................................             0        (4,236,490)
                                                               ----------     -------------
 Net realized and unrealized gain (loss) on investments ...         2,155        (3,638,677)
                                                               ----------     -------------
Increase in Net Assets from Operations ....................    $2,443,163     $   3,810,331
                                                               ==========     =============



[RESTUBBED]

                                                                   McM                               McM
                                                                  Fixed             McM             Equity
                                                                  Income          Balanced        Investment
                                                                   Fund             Fund             Fund
                                                             ---------------  ---------------  ---------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $0 and $2,400, respectively) ............................   $           0     $ 1,104,687      $ 2,571,579
 Interest .................................................       1,554,547       2,836,356          108,631
                                                              -------------     -----------      -----------
  Total investment income .................................       1,554,547       3,941,043        2,680,210
                                                              -------------     -----------      -----------
Expenses:
 Investment advisory fees (Note E) ........................          89,322         531,856          833,469
 Transfer agent fees ......................................          25,568          32,840           40,269
 Administration fees ......................................          53,871          54,540           55,958
 Accounting fees ..........................................          30,013          49,149           53,333
 Legal fees ...............................................             747           3,822            5,777
 Custodian fees ...........................................           5,566          27,032           42,194
 Insurance fees ...........................................           3,494          13,661           19,520
 Registration expenses ....................................          12,497          21,877           27,604
 Amortization of organization costs (Note A) ..............           3,610           3,610            3,610
 Report to shareholder expense ............................             958           3,953            5,712
 Auditing fees ............................................           9,500          12,000           12,000
 Trustees fees ............................................           1,142           4,612            6,446
 Miscellaneous expenses ...................................             277             692              305
                                                              -------------     -----------      -----------
  Total expenses ..........................................         236,565         759,644        1,106,197
 Expenses reimbursed (Note E) .............................        (108,967)        (50,527)          (3,610)
 Expense reimbursement recovery (Note E) ..................               0               0          147,691
                                                              -------------     -----------      -----------
  Net expenses ............................................         127,598         709,117        1,250,278
                                                              -------------     -----------      -----------
Net Investment Income .....................................       1,426,949       3,231,926        1,429,932
                                                              -------------     -----------      -----------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain on investments .........................          75,632       1,602,359        3,413,177
 Net change in unrealized appreciation/depreciation on
  investments .............................................      (1,005,410)     11,701,078       31,837,120
                                                              -------------     -----------      -----------
 Net realized and unrealized gain (loss) on investments ...        (929,778)     13,303,437       35,250,297
                                                              -------------     -----------      -----------
Increase in Net Assets from Operations ....................   $     497,171     $16,535,363      $36,680,229
                                                              =============     ===========      ===========

See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                           McM Principal
                                                         Preservation Fund
                                                  -------------------------------
                                                      For the          For the
                                                     Year Ended      Year Ended
                                                      06/30/99        06/30/98
                                                  ---------------  --------------
Operations:
 Net investment income .........................   $  2,441,008     $  2,011,162
 Net realized gain (loss) on investments .......          2,155             (187)
 Net change in unrealized appreciation/
  depreciation on investments ..................              0                0
                                                   ------------     ------------
 Increase in net assets ........................      2,443,163        2,010,975
                                                   ------------     ------------
Dividends and Distributions to Shareholders:
 From net investment income ....................     (2,441,008)      (2,011,162)
 From capital gains ............................              0           (1,667)
                                                   ------------     ------------
 Total Distributions ...........................     (2,441,008)      (2,012,829)
                                                   ------------     ------------
Capital Share Transactions - Note C ............     37,754,370       15,482,644
                                                   ------------     ------------
 Total increase in net assets ..................     37,756,525       15,480,790
Net Assets:
 Beginning of year .............................     48,183,632       32,702,842
                                                   ------------     ------------
 End of year (including undistributed net
  investment income of $0, $0, $441,961,
  $402,481, $87,028, and $72,059,
  respectively) ................................   $ 85,940,157     $ 48,183,632
                                                   ============     ============

[RESTUBBED]

                                                          McM Intermediate                     McM Fixed
                                                         Fixed Income Fund                    Income Fund
                                                  --------------------------------  --------------------------------
                                                      For the          For the          For the          For the
                                                     Year Ended       Year Ended       Year Ended       Year Ended
                                                      06/30/99         06/30/98         06/30/99         06/30/98
                                                  ---------------  ---------------  ---------------  ---------------
Operations:
 Net investment income .........................   $  7,449,008     $  6,329,678     $  1,426,949      $   901,128
 Net realized gain (loss) on investments .......        597,813          593,160           75,632           44,111
 Net change in unrealized appreciation/
  depreciation on investments ..................     (4,236,490)       2,104,618       (1,005,410)         436,110
                                                   ------------     ------------     ------------      -----------
 Increase in net assets ........................      3,810,331        9,027,456          497,171        1,381,349
                                                   ------------     ------------     ------------      -----------
Dividends and Distributions to Shareholders:
 From net investment income ....................     (7,409,528)      (6,233,438)      (1,411,983)        (858,916)
 From capital gains ............................       (509,217)               0          (51,503)         (28,964)
                                                   ------------     ------------     ------------      -----------
 Total Distributions ...........................     (7,918,745)      (6,233,438)      (1,463,486)        (887,880)
                                                   ------------     ------------     ------------      -----------
Capital Share Transactions - Note C ............     35,493,900       25,514,515        6,172,570       12,143,298
                                                   ------------     ------------     ------------      -----------
 Total increase in net assets ..................     31,385,486       28,308,533        5,206,255       12,636,767
Net Assets:
 Beginning of year .............................    121,710,421       93,401,888       22,201,693        9,564,926
                                                   ------------     ------------     ------------      -----------
 End of year (including undistributed net
  investment income of $0, $0, $441,961,
  $402,481, $87,028, and $72,059,
  respectively) ................................   $153,095,907     $121,710,421     $ 27,407,948      $22,201,693
                                                   ============     ============     ============      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                          McM Balanced                         McM Equity
                                                              Fund                           Investment Fund
                                                ---------------------------------   ---------------------------------
                                                    For the           For the           For the           For the
                                                   Year Ended        Year Ended        Year Ended        Year Ended
                                                    06/30/99          06/30/98          06/30/99          06/30/98
                                                ---------------   ---------------   ---------------   ---------------
Operations:
 Net investment income ......................    $  3,231,926      $  1,956,593      $  1,429,932      $    992,766
 Net realized gain on investments ...........       1,602,359           382,091         3,413,177           514,315
 Net change in unrealized appreciation on
  investments ...............................      11,701,078        10,037,050        31,837,120        22,166,197
                                                 ------------      ------------      ------------      ------------
 Increase in net assets .....................      16,535,363        12,375,734        36,680,229        23,673,278
                                                 ------------      ------------      ------------      ------------
Dividends and Distributions to Shareholders:
 From net investment income .................      (3,129,415)       (1,887,824)       (1,362,745)       (1,004,580)
 From capital gains .........................        (404,513)                0          (860,636)         (176,965)
                                                 ------------      ------------      ------------      ------------
 Total Distributions ........................      (3,533,928)       (1,887,824)       (2,223,381)       (1,181,545)
                                                 ------------      ------------      ------------      ------------
Capital Share Transactions - Note C .........      48,413,109        41,772,321        41,103,947        47,456,107
                                                 ------------      ------------      ------------      ------------
 Total increase in net assets ...............      61,414,544        52,260,231        75,560,795        69,947,840
Net Assets:
 Beginning of year ..........................      93,200,954        40,940,723       128,541,023        58,593,183
                                                 ------------      ------------      ------------      ------------
 End of year (including undistributed net
  investment income of $231,046, $128,535,
  $85,449 and $18,262, respectively .........    $154,615,498      $ 93,200,954      $204,101,818      $128,541,023
                                                 ============      ============      ============      ============

See accompanying notes to financial statements.

Financial Highlights
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                   McM Principal
                                                                 Preservation Fund
                                                             --------------------------
                                                                For the       For the
                                                              Year Ended    Year Ended
                                                               06/30/99      06/30/98
                                                             ------------  ------------
Net Asset Value, beginning of period ......................    $  1.00       $  1.00
                                                               -------       -------
 Income from investment operations
 Net investment income ....................................       0.05          0.05
                                                               -------       -------
  Total from investment operations ........................       0.05          0.05
                                                               -------       -------
 Less Distributions:
 From net investment income ...............................     ( 0.05)       ( 0.05)
                                                               --------      --------
  Total distributions .....................................     ( 0.05)       ( 0.05)
                                                               --------      --------
Net Asset Value, end of period ............................    $  1.00       $  1.00
                                                               ========      ========
Total return ..............................................       4.97%         5.41%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................    $ 85,940      $ 48,184
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.61%         0.67%
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.30%         0.30%
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       4.53%         4.92%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       4.84%         5.29%
 Portfolio turnover .......................................         N/A           N/A

[RESTUBBED]

                                                                           McM Principal
                                                                         Preservation Fund
                                                             -----------------------------------------
                                                                For the       For the       For the
                                                              Year Ended    Year Ended    Period Ended
                                                               06/30/97      06/30/96      06/30/95*
                                                             ------------  ------------  -------------
Net Asset Value, beginning of period ......................    $  1.00       $  1.00        $  1.00
                                                               -------       -------        -------
 Income from investment operations
 Net investment income ....................................       0.05          0.05           0.05
                                                               -------       -------        --------
  Total from investment operations ........................       0.05          0.05           0.05
                                                               -------       -------        --------
 Less Distributions:
 From net investment income ...............................     ( 0.05)       ( 0.05)        ( 0.05)
                                                               --------      --------       --------
  Total distributions .....................................     ( 0.05)       ( 0.05)        ( 0.05)
                                                               --------      --------       --------
Net Asset Value, end of period ............................    $  1.00       $  1.00        $  1.00
                                                               =======       =======        =======
Total return ..............................................       5.24%         5.39%          5.10%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................    $32,703      $ 24,195        $11,813
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.77%         0.93%          2.77%(1)
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.30%         0.30%          0.30%(1)
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       4.65%         4.60%          2.91%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       5.12%         5.23%          5.38%(1)
 Portfolio turnover .......................................        N/A           N/A            N/A


* McM Principal Preservation Fund commenced investment operations on July 13, 1994.
(1) Annualized.
(2) Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.


                                                                  McM Intermediate
                                                                 Fixed Income Fund
                                                             --------------------------
                                                                For the       For the
                                                              Year Ended    Year Ended
                                                               06/30/99      06/30/98
                                                             ------------  ------------
Net Asset Value, beginning of period ......................   $  10.53       $ 10.26
                                                              --------       -------
 Income from investment operations
 Net investment income ....................................       0.57          0.60
 Net realized and unrealized gain (loss) on investments ...      (0.23)         0.27
                                                              --------       -------
  Total from investment operations ........................       0.34          0.87
                                                              --------       -------
 Less Distributions:
 From net investment income ...............................      (0.57)        (0.60)
 From capital gains .......................................      (0.04)         0.00
                                                              --------      --------
  Total distributions .....................................      (0.61)        (0.60)
                                                              --------      --------
Net Asset Value, end of period ............................   $  10.26      $  10.53
                                                              ========      ========
Total return ..............................................       3.25%         8.68%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................   $153,096      $121,710
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.52%         0.55%
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.50%         0.50%
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       5.40%         5.74%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       5.42%         5.79%
 Portfolio turnover .......................................      40.40%        45.44%

[RESTUBBED]

                                                                         McM Intermediate
                                                                         Fixed Income Fund
                                                             -----------------------------------------
                                                                For the       For the       For the
                                                              Year Ended    Year Ended    Period Ended
                                                               06/30/97      06/30/96      06/30/95*
                                                             ------------  ------------  -------------
Net Asset Value, beginning of period ......................    $ 10.17       $ 10.37       $  10.00
                                                               -------       -------       --------
 Income from investment operations
 Net investment income ....................................       0.60          0.57           0.54
 Net realized and unrealized gain (loss) on investments ...       0.11         (0.10)          0.34
                                                               -------       -------       --------
  Total from investment operations ........................       0.71          0.47           0.88
                                                               -------       -------       --------
 Less Distributions:
 From net investment income ...............................      (0.60)        (0.57)         (0.51)
 From capital gains .......................................      (0.02)        (0.10)          0.00
                                                               -------       -------       ---------
  Total distributions .....................................      (0.62)        (0.67)         (0.51)
                                                               -------       -------       ---------
Net Asset Value, end of period ............................    $ 10.26       $ 10.17       $  10.37
                                                               =======       =======       =========
Total return ..............................................       7.14%         4.61%          9.19%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .....................    $93,402       $76,045       $ 29,936
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ................       0.59%         0.69%          1.72%(1)
 Ratio of expenses to average net assets after reimburse-
  ment of expenses by Advisor .............................       0.50%         0.50%          0.50%(1)
 Ratio of net investment income to average net assets
  before reimbursement of expenses by Advisor .............       5.80%         5.52%          5.01%(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ....................       5.89%         5.71%          6.24%(1)
 Portfolio turnover .......................................      36.02%        75.26%        227.09%(2)


 * McM Intermediate Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                                            McM Fixed
                                                                           Income Fund
                                                                    --------------------------
                                                                       For the       For the
                                                                     Year Ended    Year Ended
                                                                      06/30/99      06/30/98
                                                                    ------------  ------------
Net Asset Value, beginning of period .............................    $ 10.89       $ 10.44
                                                                      -------       -------
 Income from investment operations
 Net investment income ...........................................       0.61          0.62
 Net realized and unrealized gain (loss) on investments ..........      (0.35)         0.47
                                                                      -------       -------
  Total from investment operations ...............................       0.26          1.09
                                                                      -------       -------
 Less Distributions:
 From net investment income ......................................      (0.61)        (0.62)
 From capital gains ..............................................      (0.02)        (0.02)
                                                                      -------       -------
  Total distributions ............................................      (0.63)        (0.64)
                                                                      -------       -------
Net Asset Value, end of period ...................................    $ 10.52       $ 10.89
                                                                      =======       =======
Total return .....................................................       2.34%        10.71%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............................    $27,408       $22,202
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .......................       0.93%         1.17%
 Ratio of expenses to average net assets after reimbursement of
  expenses by Advisor ............................................       0.50%         0.50%
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ...........................       5.16%         5.26%
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ...........................       5.59%         5.93%
 Portfolio turnover ..............................................      29.32%        58.22%

[RESTUBBED]

                                                                                    McM Fixed
                                                                                   Income Fund
                                                                    -----------------------------------------
                                                                       For the       For the       For the
                                                                     Year Ended    Year Ended    Period Ended
                                                                      06/30/97      06/30/96      06/30/95*
                                                                    ------------  ------------  -------------
Net Asset Value, beginning of period .............................    $ 10.33       $ 10.58      $  10.00
                                                                      -------       -------      --------
 Income from investment operations
 Net investment income ...........................................       0.65          0.64          0.55
 Net realized and unrealized gain (loss) on investments ..........       0.12         (0.20)         0.56
                                                                      -------       --------     --------
  Total from investment operations ...............................       0.77          0.44          1.11
                                                                      -------       --------     --------
 Less Distributions:
 From net investment income ......................................      (0.65)        (0.63)        (0.53)
 From capital gains ..............................................      (0.01)        (0.06)         0.00
                                                                      --------      --------     ---------
  Total distributions ............................................      (0.66)        (0.69)        (0.53)
                                                                      --------      --------     ---------
Net Asset Value, end of period ...................................    $ 10.44       $ 10.33      $  10.58
                                                                      ========      ========     =========
Total return .....................................................       7.72%         4.16%        11.55%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ............................    $ 9,565      $  7,992     $   6,599
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .......................       1.57%         1.82%         7.29%(1)
 Ratio of expenses to average net assets after reimbursement of
  expenses by Advisor ............................................       0.50%         0.50%         0.50%(1)
 Ratio of net investment income to average net assets before
  reimbursement of expenses by Advisor ...........................       5.25%         4.70%       ( 0.47%)(1)
 Ratio of net investment income to average net assets after
  reimbursement of expenses by Advisor ...........................       6.32%         6.02%         6.33%(1)
 Portfolio turnover ..............................................      32.46%        37.62%       150.77%(2)


 *  McM Fixed Income Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                       McM Balanced
                                                                           Fund
                                                                --------------------------
                                                                   For the       For the
                                                                 Year Ended    Year Ended
                                                                  06/30/99      06/30/98
                                                                ------------  ------------
Net Asset Value, beginning of period .........................   $  18.12       $ 15.30
                                                                 --------       -------
 Income from investment operations ...........................
 Net investment income .......................................       0.50          0.47
 Net realized and unrealized gain on investments .............       2.10          2.82
                                                                 --------       -------
  Total from investment operations ...........................       2.60          3.29
                                                                 --------       -------
 Less Distributions:
 From net investment income ..................................      (0.50)        (0.47)
 From capital gains ..........................................      (0.07)         0.00
                                                                 --------       -------
  Total distributions ........................................      (0.57)        (0.47)
                                                                 --------       -------
Net Asset Value, end of period ...............................   $  20.15       $ 18.12
                                                                 ========       =======
Total return .................................................      14.60%        21.76%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ........................   $154,615       $93,201
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ...................       0.64%         0.74%
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ........................       0.60%         0.60%
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ..........       2.70%         2.87%
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ..........       2.74%         3.01%
 Portfolio turnover ..........................................      18.58%        20.73%

[RESTUBBED]

                                                                              McM Balanced
                                                                                  Fund
                                                                -----------------------------------------
                                                                   For the       For the       For the
                                                                 Year Ended    Year Ended    Period Ended
                                                                  06/30/97      06/30/96      06/30/95*
                                                                ------------  ------------  -------------
Net Asset Value, beginning of period .........................    $ 12.75       $ 11.35        $ 10.00
                                                                  -------       -------        -------
 Income from investment operations ...........................
 Net investment income .......................................       0.43          0.40           0.36
 Net realized and unrealized gain on investments .............       2.54          1.49           1.33
                                                                  -------       -------        -------
  Total from investment operations ...........................       2.97          1.89           1.69
                                                                  -------       -------        -------
 Less Distributions:
 From net investment income ..................................      (0.42)        (0.40)         (0.34)
 From capital gains ..........................................       0.00         (0.09)          0.00
                                                                  -------       -------       --------
  Total distributions ........................................      (0.42)        (0.49)         (0.34)
                                                                  -------       -------       --------
Net Asset Value, end of period ...............................    $ 15.30       $ 12.75       $  11.35
                                                                  =======       =======       ========
Total return .................................................      23.65%        16.86%         17.31%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ........................    $40,941       $11,915       $  3,070
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor ...................       1.01%         2.21%          8.41%(1)
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ........................       0.60%         0.60%          0.60%(1)
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ..........       2.97%         1.81%         (3.54%)(1)
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ..........       3.38%         3.43%          4.28%(1)
 Portfolio turnover ..........................................      31.64%        26.16%         81.05%(2)


 *  McM Balanced Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                          McM Equity
                                                                       Investment Fund
                                                                  --------------------------
                                                                     For the       For the
                                                                   Year Ended    Year Ended
                                                                    06/30/99      06/30/98
                                                                  ------------  ------------
                                                                     $25.29        $19.71
Net Asset Value, beginning of period                              ------------  ------------
 Income from investment operations
 Net investment income .........................................       0.23          0.23
 Net realized and unrealized gain (loss) on investments ........       5.21          5.62
                                                                   --------       -------
  Total from investment operations .............................       5.44          5.85
                                                                   --------       -------
 Less Distributions:
 From net investment income ....................................      (0.22)        (0.23)
 From capital gains ............................................      (0.14)        (0.04)
                                                                   --------      --------
  Total distributions ..........................................      (0.36)        (0.27)
                                                                   --------      --------
Net Asset Value, end of period .................................   $  30.37      $  25.29
                                                                   ========      ========
Total return ...................................................     21.70%        29.89%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................   $204,102      $128,541
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................      0.66%         0.75%
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ..........................      0.75%         0.75%
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ............      0.95%         1.05%
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ............      0.86%         1.05%
 Portfolio turnover ............................................      4.79%         0.57%

                                                                                 McM Equity
                                                                               Investment Fund
                                                                  -----------------------------------------
                                                                     For the       For the       For the
                                                                   Year Ended    Year Ended    Period Ended
                                                                    06/30/97      06/30/96      06/30/95*
                                                                  ------------  ------------  -------------
                                                                      $14.85        $11.95        $10.00
Net Asset Value, beginning of period                              ------------  ------------  -------------
 Income from investment operations
 Net investment income .........................................        0.24          0.21          0.19
 Net realized and unrealized gain (loss) on investments ........        4.87          2.94          1.94
                                                                      ------        ------       -------
  Total from investment operations .............................        5.11          3.15          2.13
                                                                      ------        ------       -------
 Less Distributions:
 From net investment income ....................................       (0.24)        (0.21)        (0.18)
 From capital gains ............................................       (0.01)        (0.04)         0.00
                                                                     -------       -------       -------
  Total distributions ..........................................       (0.25)        (0.25)        (0.18)
                                                                     -------       -------       -------
Net Asset Value, end of period .................................     $ 19.71       $ 14.85       $ 11.95
                                                                     =======       =======       =======
Total return ...................................................      34.68%        26.53%        21.57%(2)
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........................     $58,593       $23,913       $ 4,866
 Ratio of expenses to average net assets before reimburse-
  ment and recovery of expenses by Advisor .....................       0.88%         1.72%         8.48%(1)
 Ratio of expenses to average net assets after reimbursement
  and recovery of expenses by Advisor ..........................       0.75%         0.75%         0.75%(1)
 Ratio of net investment income to average net assets before
  reimbursement and recovery of expenses by Advisor ............       1.36%         0.80%        (5.50%)(1)
 Ratio of net investment income to average net assets after
  reimbursement and recovery of expenses by Advisor ............       1.49%         1.77%         2.24%(1)
 Portfolio turnover ............................................       0.88%         0.92%         1.81%(2)


* McM Equity Investment Fund commenced investment operations on July 14, 1994.
(1) Annualized.
(2) Not annualized.



See accompanying notes to financial statements.

McM FUNDS -- Notes to Financial Statements                         June 30, 1999
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a Delaware business trust, currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Trust is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.


    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS -- Notes to Financial Statements (continued)             June 30, 1999
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the year ended June 30, 1999. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (7) Organization Costs: Organization costs are being amortized on a straight-line basis over five years.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                        PRINCIPAL PRESERVATION FUND
                                 --------------------------------------------------------------------------
                                              Year Ended                            Year Ended
                                            June 30, 1999                         June 30, 1998
                                 ------------------------------------  ------------------------------------
                                       Shares             Amount             Shares             Amount
                                 -----------------  -----------------  -----------------  -----------------
Shares sold ...................      204,601,680     $   204,601,680       146,489,995     $   146,489,995
Shares issued through reinvest-
 ment of dividends ............        2,334,795           2,334,795         1,937,721           1,937,721
Shares redeemed ...............     (169,182,105)       (169,182,105)     (132,945,072)       (132,945,072)
                                    ------------     ---------------      ------------     ---------------
Net Increase ..................       37,754,370     $    37,754,370        15,482,644     $    15,482,644
                                    ============     ===============      ============     ===============



                                                    INTERMEDIATE FIXED INCOME FUND
                                 --------------------------------------------------------------------
                                            Year Ended                         Year Ended
                                           June 30, 1999                      June 30, 1998
                                 ---------------------------------  ---------------------------------
                                      Shares           Amount            Shares           Amount
                                 ---------------  ----------------  ---------------  ----------------
Shares sold ...................      4,079,524     $   43,112,966       4,017,645     $   41,959,179
Shares issued through reinvest-
 ment of dividends ............        738,623          7,776,483         581,272          6,063,815
Shares redeemed ...............     (1,457,991)       (15,395,549)     (2,149,379)       (22,508,479)
                                    ----------     --------------      ----------     --------------
Net Increase ..................      3,360,156     $   35,493,900       2,449,538     $   25,514,515
                                    ==========     ==============      ==========     ==============


                                                          FIXED INCOME FUND
                                     ------------------------------------------------------------
                                               Year Ended                     Year Ended
                                             June 30, 1999                  June 30, 1998
                                     ------------------------------  ----------------------------
                                         Shares          Amount         Shares         Amount
                                     -------------  ---------------  ------------  --------------
Shares sold .......................      616,046     $   6,728,274    1,161,982     $ 12,549,304
Shares issued through reinvest-
 ment of dividends ................      134,206         1,460,844       82,549          887,523
Shares redeemed ...................     (184,316)       (2,016,548)    (120,810)      (1,293,529)
                                        --------     -------------    ---------     ------------
Net Increase ......................      565,936     $   6,172,570    1,123,721     $ 12,143,298
                                        ========     =============    =========     ============



                                                           BALANCED FUND
                                     ----------------------------------------------------------
                                              Year Ended                    Year Ended
                                            June 30, 1999                 June 30, 1998
                                     ----------------------------  ----------------------------
                                        Shares         Amount         Shares         Amount
                                     ------------  --------------  ------------  --------------
Shares sold .......................   2,831,668     $ 54,224,052    2,721,124     $ 46,198,090
Shares issued through reinvest-
 ment of dividends ................     184,581        3,481,542      108,340        1,842,078
Shares redeemed ...................    (484,240)      (9,292,485)    (362,674)      (6,267,847)
                                      ---------     ------------    ---------     ------------
Net Increase ......................   2,532,009     $ 48,413,109    2,466,790     $ 41,772,321
                                      =========     ============    =========     ============

McM FUNDS -- Notes to Financial Statements (continued)             June 30, 1999
--------------------------------------------------------------------------------


                                                      EQUITY INVESTMENT FUND
                                  --------------------------------------------------------------
                                            Year Ended                      Year Ended
                                          June 30, 1999                   June 30, 1998
                                  ------------------------------  ------------------------------
                                     Shares          Amount          Shares          Amount
                                  ------------  ----------------  ------------  ----------------
Shares sold ....................   2,552,391     $  65,846,183     2,496,173     $  56,388,235
Shares issued through
 reinvestment of dividends .....      81,486         2,184,225        51,001         1,159,261
Shares redeemed ................    (996,278)      (26,926,461)     (436,532)      (10,091,389)
                                   ---------     -------------     ---------     -------------
Net Increase ...................   1,637,599     $  41,103,947     2,110,642     $  47,456,107
                                   =========     =============     =========     =============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the year ended June 30, 1999 were:



                                              Aggregate      Proceeds from
                                              Purchases          Sales
                                           --------------   --------------
Intermediate Fixed Income Fund .........    $91,313,989      $54,148,095
Fixed Income Fund ......................     13,569,649        7,348,673
Balanced Fund ..........................     68,922,593       21,705,992
Equity Investment Fund .................     47,077,453        7,834,316

Note (E) Advisory, Administration and Distribution Services Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each
Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 1998 through June 30, 1999, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $344,127: $156,860 for the Principal Preservation Fund; $27,773 for the Intermediate Fixed Income Fund; $108,967 for the Fixed Income Fund; and $50,527 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. During the year ended June 30, 1999, the Equity Investment Fund and the Intermediate Fixed Income Fund reimbursed expenses to the Advisor totaling $147,691 and $4,533, respectively. Since July 14, 1994 (July 13, 1994 for the Principal Preservation Fund) through June 30, 1999, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $417,319, Intermediate Fixed Income Fund $375,216, Fixed Income Fund $303,606, Balanced Fund $370,048 and Equity Investment Fund $19,215.

McM FUNDS
Report of Independent Certified Public Accountants
--------------------------------------------------------------------------------
To the Shareholders and Trustees of McM Funds
San Francisco, California

We have audited the accompanying statements of assets and liabilities of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund, each a series of shares of beneficial interest of McM Funds, including the schedules of investments, as of June 30, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period ended June 30, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of McM Principal Preservation Fund, McM Intermediate Fixed Income Fund, McM Fixed Income Fund, McM Balanced Fund and McM Equity Investment Fund as of June 30, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period ended June 30, 1995, in conformity with generally accepted accounting principles.



                                               TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
July 22, 1999

                               Board of Trustees
                               Robert R. Barron
                               Terry A. O'Toole
                                Walter B. Rose
                             Kenneth I. Rosenblum
                                 S.D. Sicotte
                                Mark R. Taylor
                               Gregory L. Watson



                                   Officers
                      Terry A. O'Toole, CEO and President
                Robert R. Barron, Vice President and Treasurer
                 Deane A. Nelson, Vice President and Secretary



       Investment Advisor                               Custodian
       McMorgan & Company                          The Bank of New York
    One Bush Street, Suite 800                        48 Wall Street
     San Francisco, CA 94104                     New York, New York 10286

           Underwriter                                Legal Counsel
   First Data Distributors, Inc.           Paul, Hastings, Janofsky & Walker LLP
       4400 Computer Drive                        345 California Street
      Westborough, MA 01581                     San Francisco, CA 94104

       Shareholder Services                             Auditors
First Data Investor Services Group, Inc.          Tait, Weller & Baker
       211 South Gulph Road                    8 Penn Center Plaza, Suite 800
     King of Prussia, PA 19406                    Philadelphia, PA 19103








                       For Additional Information about
                                McM Funds call:
                                (800) 788-9485

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


AR0699

[GRAPHIC OMITTED]